United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21904

(Investment Company Act File Number)

Federated MDT Series

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/2013

Date of Reporting Period: Quarter ended 10/31/2012

Item 1. Schedule of Investments

Federated MDT All Cap Core Fund
Portfolio of Investments
October 31, 2012 (unaudited)
Shares			Value
		COMMON STOCKS—98.3%
		Agricultural Chemicals—0.1%
2,500		Scotts Miracle-Gro Co.	$107,025
		Agricultural Machinery—0.0%
100		Lindsay Manufacturing Co.	7,637
		Airline - Regional—1.1%
28,534	[1]	Alaska Air Group, Inc.	1,091,140
		Aluminum—0.2%
3,300		Kaiser Aluminum Corp.	199,914
		Apparel—0.3%
2,000	[1]	Ann, Inc.	70,320
2,300		Guess ?, Inc.	56,994
2,500	[1]	Warnaco Group, Inc.	176,450
		TOTAL	303,764
		AT&T Divestiture—5.0%
41,400		AT&T, Inc.	1,432,026
77,600		Verizon Communications, Inc.	3,464,064
		TOTAL	4,896,090
		Auto Manufacturing—2.2%
26,800		Ford Motor Co.	299,088
62,000	[1]	General Motors Co.	1,581,000
6,600	[1]	TRW Automotive Holdings Corp.	306,966
		TOTAL	2,187,054
		Auto Original Equipment Manufacturers—0.5%
300	[1]	AutoZone, Inc.	112,500
11,300		Johnson Controls, Inc.	290,975
2,200	[1]	Tenneco Automotive, Inc.	67,210
		TOTAL	470,685
		Auto Part Replacement—0.5%
8,600		Genuine Parts Co.	538,188
		Biotechnology—0.2%
4,500	[1]	Illumina, Inc.	213,795
		Broadcasting—2.7%
52,889	[1]	DIRECTV Group, Inc.	2,703,157
		Building Materials—0.0%
500		Lennox International, Inc.	25,025
		Building Supply Stores—1.7%
53,000		Lowe's Cos., Inc.	1,716,140
		Cable TV—0.4%
5,200	[1]	Charter Communications, Inc.	402,532
		Carpets—0.3%
3,900	[1]	Mohawk Industries, Inc.	325,533
		Clothing Stores—1.6%
1,700	[1]	Children's Place Retail Stores, Inc.	99,331
22,200		Gap (The), Inc.	792,984
2,100	[1]	Hanesbrands, Inc.	70,287
17,600	[1]	Urban Outfitters, Inc.	629,376
		TOTAL	1,591,978
1

Shares			Value
		COMMON STOCKS—continued
		Commercial Banks—0.1%
9,500		CapitalSource, Inc.	$75,145
		Commodity Chemicals—0.1%
3,000		RPM International, Inc.	79,980
		Computer Peripherals—2.0%
3,700		Lexmark International Group, Class A	78,662
3,800	[1]	NetApp, Inc.	102,220
43,100	[1]	Sandisk Corp.	1,799,856
		TOTAL	1,980,738
		Computer Services—0.5%
1,300	[1]	CACI International, Inc., Class A	65,559
5,000	[1]	Riverbed Technology, Inc.	92,350
11,134	[1]	Synnex Corp.	360,630
		TOTAL	518,539
		Computer Stores—1.5%
6,500		GameStop Corp.	148,395
46,849	[1]	Ingram Micro, Inc., Class A	712,105
2,100	[1]	Insight Enterprises, Inc.	33,957
13,862	[1]	Tech Data Corp.	614,225
		TOTAL	1,508,682
		Computers - Low End—0.7%
70,000		Dell, Inc.	646,100
		Computers - Midrange—1.4%
96,300		Hewlett-Packard Co.	1,333,755
		Construction Machinery—0.6%
19,100		Trinity Industries, Inc.	597,448
		Cosmetics & Toiletries—0.7%
5,700		Avon Products, Inc.	88,293
5,400	[1]	Sally Beauty Holdings, Inc.	130,032
5,500	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	507,210
		TOTAL	725,535
		Department Stores—3.6%
1,500		Dillards, Inc., Class A	115,500
14,900		Kohl's Corp.	793,872
16,600		Macy's, Inc.	631,962
8,400		Penney (J.C.) Co., Inc.	201,684
28,400		Target Corp.	1,810,500
		TOTAL	3,553,518
		Discount Department Stores—4.0%
4,700		Family Dollar Stores, Inc.	310,012
47,900		Wal-Mart Stores, Inc.	3,593,458
		TOTAL	3,903,470
		Diversified Leisure—1.0%
4,500	[1]	Bally Technologies, Inc.	224,640
16,000		Carnival Corp.	606,080
2,300	[1]	Coinstar, Inc.	107,962
		TOTAL	938,682
		Diversified Oil—1.1%
18,600		Murphy Oil Corp.	1,116,000
		Drug Store—1.4%
39,600		Walgreen Co.	1,395,108
2

Shares			Value
		COMMON STOCKS—continued
		Education & Training Services—0.3%
11,000	[1]	Apollo Group, Inc., Class A	$220,880
2,100		DeVRY, Inc.	55,146
1,500	[1]	ITT Educational Services, Inc.	32,235
		TOTAL	308,261
		Electrical - Radio & TV—0.1%
1,800		Harman International Industries, Inc.	75,474
		Electrical Equipment—0.1%
1,400	[1]	WESCO International, Inc.	90,832
		Electronic Instruments—0.3%
6,700	[1]	Trimble Navigation Ltd.	316,106
		Electronic Test/Measuring Equipment—0.1%
1,800	[1]	Itron, Inc.	73,908
		Ethical Drugs—1.5%
24,300		Eli Lilly & Co.	1,181,709
10,200	[1]	Forest Laboratories, Inc., Class A	343,842
		TOTAL	1,525,551
		Financial Services—3.2%
22,900		Visa, Inc., Class A	3,177,604
		Food Wholesaling—0.9%
29,700		Sysco Corp.	922,779
		Grocery Chain—1.7%
4,100	[1]	Fresh Market, Inc.	232,511
25,700		Kroger Co.	648,154
13,700		Safeway, Inc.	223,447
6,100		Whole Foods Market, Inc.	577,853
		TOTAL	1,681,965
		Health Care Equipment & Supplies—0.1%
2,200		Hill-Rom Holdings, Inc.	61,798
		Home Products—0.8%
4,100		Energizer Holdings, Inc.	299,177
3,900		Jarden Corp.	194,220
5,200		Newell Rubbermaid, Inc.	107,328
3,400		Tupperware Brands Corp.	200,940
		TOTAL	801,665
		Hospitals—0.1%
2,700	[1]	Community Health Systems, Inc.	74,034
		Hotels—2.0%
26,300		Marriott International, Inc., Class A	959,424
20,400		Wyndham Worldwide Corp.	1,028,160
		TOTAL	1,987,584
		Household Appliances—0.9%
2,200	[1]	Middleby Corp.	274,890
6,100		Whirlpool Corp.	595,848
		TOTAL	870,738
		Household Durables—0.3%
3,600		Stanley Black & Decker, Inc.	249,480
		Insurance Brokerage—0.7%
11,100		Aspen Insurance Holdings Ltd.	359,085
700	[1]	Markel Corp.	330,358
		TOTAL	689,443
3

Shares			Value
		COMMON STOCKS—continued
		Integrated Domestic Oil—3.2%
31,500		ConocoPhillips	$1,822,275
5,900		Hess Corp.	308,334
33,300		Marathon Oil Corp.	1,000,998
		TOTAL	3,131,607
		Integrated International Oil—0.8%
7,500		Chevron Corp.	826,575
		Life Insurance—1.2%
20,100		Prudential Financial, Inc.	1,146,705
		Mail Order—0.1%
2,200		HSN, Inc.	114,444
		Meat Packing—0.6%
28,300	[1]	Smithfield Foods, Inc.	579,301
		Medical Technology—0.9%
1,000	[1]	Intuitive Surgical, Inc.	542,220
9,800		ResMed, Inc.	391,412
		TOTAL	933,632
		Metal Fabrication—0.3%
2,800		Reliance Steel & Aluminum Co.	152,152
4,900		Timken Co.	193,501
		TOTAL	345,653
		Miscellaneous Components—0.2%
27,428	[1]	Vishay Intertechnology, Inc.	227,104
		Miscellaneous Food Products—0.2%
7,300		Fresh Del Monte Produce, Inc.	183,741
		Money Center Bank—4.8%
2,700		Bank of New York Mellon Corp.	66,717
88,000		JPMorgan Chase & Co.	3,667,840
3,800		Northern Trust Corp.	181,564
19,100		State Street Corp.	851,287
		TOTAL	4,767,408
		Multi-Line Insurance—3.8%
97,500	[1]	American International Group, Inc.	3,405,675
9,100		Validus Holdings Ltd.	325,780
		TOTAL	3,731,455
		Newspaper Publishing—0.1%
200		Washington Post Co., Class B	66,702
		Office Equipment—0.1%
5,600		Pitney Bowes, Inc.	80,416
		Office Supplies—0.1%
4,500		Avery Dennison Corp.	145,710
		Offshore Driller—0.1%
1,600		Oceaneering International, Inc.	83,728
		Oil Refiner—3.1%
9,400		Marathon Petroleum Corp.	516,342
15,500		Tesoro Petroleum Corp.	584,505
66,100		Valero Energy Corp.	1,923,510
		TOTAL	3,024,357
		Other Communications Equipment—0.2%
3,800		Harris Corp.	173,964
4

Shares			Value
		COMMON STOCKS—continued
		Paper Products—0.0%
5,700	[1]	Boise, Inc.	$47,823
		Personal & Household—0.1%
1,100		Nu Skin Enterprises, Inc., Class A	52,063
		Personnel Agency—0.3%
4,500		Manpower, Inc.	170,730
3,400		Robert Half International, Inc.	91,426
		TOTAL	262,156
		Poultry Products—0.1%
5,000		Tyson Foods, Inc., Class A	84,050
		Printed Circuit Boards—0.0%
4,200	[1]	Sanmina-SCI Corp.	37,338
		Printing—0.0%
4,800		Donnelley (R.R.) & Sons Co.	48,096
		Property Liability Insurance—3.4%
7,100	[1]	Arch Capital Group Ltd.	313,465
15,900		Everest Re Group Ltd.	1,765,695
14,700		HCC Insurance Holdings, Inc.	523,908
5,700		ProAssurance Corp.	509,580
3,000		The Travelers Cos., Inc.	212,820
		TOTAL	3,325,468
		Regional Banks—5.6%
23,300		BB&T Corp.	674,535
1,700		City National Corp.	86,870
7,300		Comerica, Inc.	217,613
13,600		Fifth Third Bancorp	197,608
17,200		Huntington Bancshares, Inc.	109,908
8,400		KeyCorp	70,728
17,600		SunTrust Banks, Inc.	478,720
105,900		Wells Fargo & Co.	3,567,771
3,700		Zions Bancorp	79,439
		TOTAL	5,483,192
		Rental & Leasing Services—0.1%
3,200		Rent-A-Center, Inc.	106,656
		Restaurants—0.4%
2,100	[1]	Panera Bread Co.	354,144
		Semiconductor Distribution—1.3%
25,913	[1]	Arrow Electronics, Inc.	912,915
14,515	[1]	Avnet, Inc.	415,855
		TOTAL	1,328,770
		Semiconductor Manufacturing—0.7%
30,600		Intel Corp.	661,725
		Services to Medical Professionals—4.8%
15,400		Aetna, Inc.	672,980
2,900	[1]	Henry Schein, Inc.	213,962
2,900		Humana, Inc.	215,383
2,300		Omnicare, Inc.	79,419
41,400		UnitedHealth Group, Inc.	2,318,400
19,273		Wellpoint, Inc.	1,181,050
		TOTAL	4,681,194
		Silver Production—0.4%
11,400	[1]	Coeur d'Alene Mines Corp.	352,374
5

Shares			Value
		COMMON STOCKS—continued
		Soft Drinks—1.1%
14,400		Coca-Cola Enterprises, Inc.	$452,736
13,800		Dr. Pepper Snapple Group, Inc.	591,330
		TOTAL	1,044,066
		Software Packaged/Custom—1.2%
15,700		CA, Inc.	353,564
2,000	[1]	Commvault Systems, Inc.	124,940
7,300		Computer Sciences Corp.	222,285
6,800	[1]	Electronic Arts, Inc.	83,980
22,200	[1]	Symantec Corp.	403,818
500	[1]	VMware, Inc., Class A	42,385
		TOTAL	1,230,972
		Specialty Chemicals—0.7%
5,300		Airgas, Inc.	471,541
5,100		Cabot Corp.	182,376
		TOTAL	653,917
		Specialty Retailing—6.8%
8,000		Abercrombie & Fitch Co., Class A	244,640
5,100		Advance Auto Parts, Inc.	361,794
6,300	[1]	AutoNation, Inc.	279,720
2,900	[1]	Big Lots, Inc.	84,477
47,587		CVS Caremark Corp.	2,208,037
2,400	[1]	Cabela's, Inc., Class A	107,544
8,800	[1]	Dollar General Corp.	427,856
9,500		Expedia, Inc.	561,925
5,400		Foot Locker, Inc.	180,900
12,700		GNC Acquisition Holdings, Inc.	491,109
14,000		Nordstrom, Inc.	794,780
3,900		Signet Jewelers Ltd.	201,864
16,300		Staples, Inc.	187,694
4,200	[1]	Vitamin Shoppe Industries, Inc.	240,408
6,100		Williams-Sonoma, Inc.	282,003
		TOTAL	6,654,751
		Telecommunication Equipment & Services—1.6%
1,200	[1]	Anixter International, Inc.	70,344
22,400	[1]	Crown Castle International Corp.	1,495,200
		TOTAL	1,565,544
		Textiles Apparel & Luxury Goods—0.5%
4,000		PVH Corp.	439,960
3,300	[1]	Tumi Holdings, Inc.	73,920
		TOTAL	513,880
		Toys & Games—0.3%
9,500		Hasbro, Inc.	341,905
		Truck Manufacturing—0.1%
3,500	[1]	Navistar International Corp.	65,625
		Undesignated Consumer Cyclicals—0.1%
1,600		Weight Watchers International, Inc.	80,400
		Uniforms—0.3%
6,500		Cintas Corp.	271,765
		TOTAL COMMON STOCKS (IDENTIFIED COST $89,796,012)	96,869,955
6

Shares			Value
		MUTUAL FUND—1.8%
1,713,915	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.16% (AT NET ASSET VALUE)	$1,713,915
		TOTAL INVESTMENTS—100.1% (IDENTIFIED COST $91,509,927)[4]	98,583,870
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[5]	(65,296)
		TOTAL NET ASSETS—100%	$98,518,574
1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	At October 31, 2012, the cost of investments for federal tax purposes was $91,509,927. The net unrealized appreciation of investments for federal tax purposes was $7,073,943. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $12,016,833 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,942,890.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2012.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
7

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2012, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
8
Federated MDT Balanced Fund
Portfolio of Investments
October 31, 2012 (unaudited)
Principal Amount or Shares			Value
		COMMON STOCKS—61.3%
		Agricultural Chemicals—0.1%
1,600		Scotts Co.	$68,496
		Agricultural Machinery—0.0%
671		Lindsay Manufacturing Co.	51,244
		Airline - Regional—0.6%
20,577	[1]	Alaska Air Group, Inc.	786,864
		Aluminum—0.1%
2,900		Kaiser Aluminum Corp.	175,682
		Apparel—0.4%
2,879	[1]	Ann, Inc.	101,226
498		Columbia Sportswear Co.	28,087
1,005	[1]	Express, Inc.	11,186
1,500		Guess ?, Inc.	37,170
235	[1]	Maidenform Brands, Inc.	4,397
240		Oxford Industries, Inc.	13,315
426		True Religion Apparel, Inc.	10,927
3,182	[1]	Warnaco Group, Inc.	224,585
409	[1]	Zumiez, Inc.	10,352
		TOTAL	441,245
		AT&T Divestiture—2.8%
28,900		AT&T, Inc.	999,651
57,600		Verizon Communications	2,571,264
		TOTAL	3,570,915
		Auto Manufacturing—1.3%
19,700		Ford Motor Co.	219,852
45,800	[1]	General Motors Co.	1,167,900
4,800	[1]	TRW Automotive Holdings Corp.	223,248
		TOTAL	1,611,000
		Auto Original Equipment Manufacturers—0.3%
1,973		Dana Holding Corp.	25,965
9,800		Johnson Controls, Inc.	252,350
658	[1]	Meritor, Inc.	2,908
3,027	[1]	Tenneco Automotive, Inc.	92,475
		TOTAL	373,698
		Auto Part Replacement—0.3%
5,900		Genuine Parts Co.	369,222
		Baking—0.0%
378		Snyders-Lance, Inc.	9,579
		Biotechnology—0.2%
3,300	[1]	Illumina, Inc.	156,783
321	[1]	Pharmacyclics, Inc.	19,603
445		Questcor Pharmaceuticals, Inc.	11,339
77	[1]	Sarepta Therapeutics, Inc.	1,641
		TOTAL	189,366
		Broadcasting—2.1%
9,300		American Tower Corp.	700,197

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Broadcasting—continued
38,700	[1]	DIRECTV-Class A	$1,977,957
		TOTAL	2,678,154
		Building Materials—0.0%
63		Watsco, Inc.	4,306
		Building Supply Stores—1.1%
42,300		Lowe's Cos., Inc.	1,369,674
		Cable TV—0.3%
4,300	[1]	Charter Communications, Inc.	332,863
400		Comcast Corp., Class A	15,004
		TOTAL	347,867
		Carpets—0.2%
343		Interface, Inc.	4,908
2,700	[1]	Mohawk Industries, Inc.	225,369
		TOTAL	230,277
		Cement—0.0%
303		Eagle Materials, Inc.	16,050
		Clothing Stores—1.0%
1,277	[1]	Aeropostale, Inc.	15,260
288		Cato Corp., Class A	8,174
1,601	[1]	Children's Place Retail Stores, Inc.	93,546
13,200		Gap (The), Inc.	471,504
2,000	[1]	Hanesbrands, Inc.	66,940
528	[1]	Jos A. Bank Clothiers, Inc.	24,705
318	[1]	Rue21, Inc.	9,575
14,900	[1]	Urban Outfitters, Inc.	532,824
		TOTAL	1,222,528
		Commercial Banks—0.1%
9,800		CapitalSource, Inc.	77,518
		Commodity Chemicals—0.1%
260		Georgia Gulf Corp.	9,201
176		Innospec, Inc.	5,699
2,100		RPM International, Inc.	55,986
85		Stepan Co.	8,143
		TOTAL	79,029
		Computer Peripherals—1.2%
2,800		Lexmark International Group, Class A	59,528
4,200	[1]	NetApp, Inc.	112,980
32,000	[1]	Sandisk Corp.	1,336,320
409	[1]	Silicon Graphics International Corp.	3,157
448	[1]	Synaptics, Inc.	10,376
		TOTAL	1,522,361
		Computer Services—0.1%
1,005	[1]	CACI International, Inc., Class A	50,682
477		Fair Isaac & Co., Inc.	22,228
3,700	[1]	Riverbed Technology, Inc.	68,339
107		Syntel, Inc.	6,379
603	[1]	Unisys Corporation	10,281
		TOTAL	157,909

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Computer Stores—0.5%
4,200		GameStop Corp.	$95,886
1,900	[1]	Insight Enterprises, Inc.	30,723
11,300	[1]	Tech Data Corp.	500,703
		TOTAL	627,312
		Computers - Low End—0.5%
65,300		Dell, Inc.	602,719
		Computers - Midrange—0.7%
68,300		Hewlett-Packard Co.	945,955
		Construction Machinery—0.4%
14,400		Trinity Industries, Inc.	450,432
		Consumer Finance—0.0%
237	[1]	Green Dot Corp.	2,415
		Consumer Goods—0.0%
600		Pool Corp.	25,272
		Cosmetics & Toiletries—0.6%
5,200		Avon Products, Inc.	80,548
327	[1]	Elizabeth Arden, Inc.	15,428
689	[1]	Revlon, Inc., Class A	10,610
5,636	[1]	Sally Beauty Holdings, Inc.	135,715
5,600	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	516,432
		TOTAL	758,733
		Crude Oil & Gas Production—0.1%
1,442		Energy XXI Ltd.	47,730
901	[1]	Stone Energy Corp.	21,254
788		W&T Offshore, Inc.	13,357
		TOTAL	82,341
		Defense Aerospace—0.0%
278		Kaman Corp., Class A	10,342
359	[1]	Orbital Sciences Corp.	4,811
215	[1]	Teledyne Technologies, Inc.	13,766
		TOTAL	28,919
		Department Stores—2.0%
1,242	[1]	Sears Canada, Inc.	13,499
10,400		Kohl's Corp.	554,112
11,000		Macy's, Inc.	418,770
6,500		Penney (J.C.) Co., Inc.	156,065
974	[1]	Saks, Inc.	10,013
2,900	[1]	Sears Holdings Corp.	181,743
19,500		Target Corp.	1,243,125
		TOTAL	2,577,327
		Discount Department Stores—2.3%
4,400		Family Dollar Stores, Inc.	290,224
35,100		Wal-Mart Stores, Inc.	2,633,202
		TOTAL	2,923,426
		Diversified Leisure—0.6%
3,300	[1]	Bally Technologies, Inc.	164,736
11,400		Carnival Corp.	431,832
2,373	[1]	Coinstar, Inc.	111,389
		TOTAL	707,957

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Diversified Oil—0.6%
11,700		Murphy Oil Corp.	$702,000
		Drug Store—0.7%
26,600		Walgreen Co.	937,118
		Education & Training Services—0.2%
162	[1]	American Public Education, Inc.	5,902
8,100	[1]	Apollo Group, Inc., Class A	162,648
521	[1]	Bridgepoint Education, Inc.	5,210
248	[1]	Capella Education Co.	7,743
1,500		DeVry, Inc.	39,390
344	[1]	Grand Canyon Education, Inc.	7,485
1,264	[1]	ITT Educational Services, Inc.	27,163
234		Strayer Education, Inc.	13,446
		TOTAL	268,987
		Electrical - Radio & TV—0.0%
1,400		Harman International Industries, Inc.	58,702
		Electrical Equipment—0.1%
668		Belden, Inc.	23,914
292	[1]	EnerSys, Inc.	10,068
223	[1]	Rofin-Sinar Technologies, Inc.	4,061
1,400	[1]	WESCO International, Inc.	90,832
		TOTAL	128,875
		Electronic Instruments—0.2%
344	[1]	iRobot Corp.	6,182
4,400	[1]	Trimble Navigation Ltd.	207,592
		TOTAL	213,774
		Electronic Test/Measuring Equipment—0.1%
1,400	[1]	Itron, Inc.	57,484
228		MTS Systems Corp.	11,493
		TOTAL	68,977
		Ethical Drugs—0.9%
279	[1]	Cubist Pharmaceuticals, Inc.	11,969
7,100	[1]	Forest Laboratories, Inc., Class A	239,341
18,300		Lilly (Eli) & Co.	889,929
		TOTAL	1,141,239
		Financial Services—2.0%
579		Deluxe Corp.	18,244
86	[1]	Portfolio Recovery Associates, Inc.	9,000
17,900		Visa, Inc., Class A	2,483,804
		TOTAL	2,511,048
		Food Wholesaling—0.5%
21,700		Sysco Corp.	674,219
		Furniture—0.0%
308		Ethan Allen Interiors, Inc.	9,058
752	[1]	Select Comfort Corp.	20,928
		TOTAL	29,986
		Generic Drugs—0.0%
223	[1]	Impax Laboratories, Inc.	4,739
		Grocery Chain—1.0%
616		Casey's General Stores, Inc.	31,755

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Grocery Chain—continued
800		Harris Teeter Supermarkets, Inc.	$29,960
20,000		Kroger Co.	504,400
10,600		Safeway, Inc.	172,886
3,400	[1]	The Fresh Market, Inc.	192,814
3,900		Whole Foods Market, Inc.	369,447
		TOTAL	1,301,262
		Health Care Equipment & Supplies—0.0%
1,500		Hill-Rom Holdings, Inc.	42,135
		Home Health Care—0.0%
889	[1]	Wellcare Health Plans, Inc.	42,316
		Home Products—0.5%
3,100		Energizer Holdings, Inc.	226,207
3,200	[1]	Jarden Corp.	159,360
3,800		Newell Rubbermaid, Inc.	78,432
486		Spectrum Brands Holdings, Inc.	22,108
3,294		Tupperware Brands Corp.	194,676
		TOTAL	680,783
		Hospitals—0.0%
1,900	[1]	Community Health Systems, Inc.	52,098
		Hotels—1.0%
16,300		Marriott International, Inc., Class A	594,624
12,900		Wyndham Worldwide Corp.	650,160
		TOTAL	1,244,784
		Hotels and Motels—0.0%
276		Ameristar Casinos, Inc.	5,037
298		Six Flags Entertainment Corp.	17,019
		TOTAL	22,056
		Household Appliances—0.5%
1,679	[1]	Middleby Corp.	209,791
4,300		Whirlpool Corp.	420,024
		TOTAL	629,815
		Household Durables—0.2%
3,300		Stanley Black & Decker, Inc.	228,690
		Industrial Machinery—0.0%
527		Actuant Corp.	14,883
219		Tennant Co.	8,195
283		Watts Industries, Inc., Class A	11,385
		TOTAL	34,463
		Insurance Brokerage—0.4%
8,400		Aspen Insurance Holdings Ltd.	271,740
500	[1]	Markel Corp.	235,970
		TOTAL	507,710
		Integrated Domestic Oil—1.8%
23,000		ConocoPhillips	1,330,550
5,300		Hess Corp.	276,978
24,600		Marathon Oil Corp.	739,476
		TOTAL	2,347,004
		Integrated International Oil—0.4%
4,900		Chevron Corp.	540,029

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Internet Services—0.0%
299	[1]	Travelzoo, Inc.	$5,337
		Life Insurance—0.7%
15,000		Prudential Financial	855,750
		Machined Parts Original Equipment Manufacturers—0.0%
641		Applied Industrial Technologies, Inc.	26,018
503		Titan International, Inc.	10,553
		TOTAL	36,571
		Mail Order—0.1%
2,237		HSN, Inc.	116,369
		Maritime—0.0%
424		TAL International Group, Inc.	14,475
		Meat Packing—0.4%
24,600	[1]	Smithfield Foods, Inc.	503,562
		Medical Supplies—0.1%
138	[1]	Orthofix International NV	5,473
1,114		Owens & Minor, Inc.	31,716
885		Steris Corp.	31,515
		TOTAL	68,704
		Medical Technology—0.6%
301	[1]	Arthrocare Corporation	9,054
410	[1]	Integra Lifesciences Corp.	15,683
800	[1]	Intuitive Surgical, Inc.	433,776
422	[1]	MedAssets, Inc.	7,482
7,200		ResMed, Inc.	287,568
		TOTAL	753,563
		Metal Fabrication—0.2%
487		Barnes Group, Inc.	11,143
2,000		Reliance Steel & Aluminum Co.	108,680
3,500		Timken Co.	138,215
1,470		Worthington Industries, Inc.	31,781
		TOTAL	289,819
		Miscellaneous Communications—0.0%
726	[1]	Leap Wireless International, Inc.	3,877
		Miscellaneous Components—0.2%
503	[1]	TriMas Corp.	12,615
22,000	[1]	Vishay Intertechnology, Inc.	182,160
		TOTAL	194,775
		Miscellaneous Food Products—0.1%
4,500		Fresh Del Monte Produce, Inc.	113,265
		Miscellaneous Metals—0.0%
295		AMCOL International Corp.	9,316
278		Matthews International Corp., Class A	7,998
		TOTAL	17,314
		Money Center Bank—2.8%
62,000		JPMorgan Chase & Co.	2,584,160
3,500		Northern Trust Corp.	167,230
14,700		State Street Corp.	655,179
4,300		The Bank of New York Mellon Corp.	106,253
		TOTAL	3,512,822

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Multi-Industry Basic—0.0%
422		Olin Corp.	$8,752
		Multi-Industry Capital Goods—0.0%
837		Acuity Brands, Inc. Holding Company	54,154
		Multi-Industry Transportation—0.0%
697		Brinks Co. (The)	18,338
400	[1]	Hub Group, Inc.	12,404
		TOTAL	30,742
		Multi-Line Insurance—2.2%
73,200	[1]	American International Group, Inc.	2,556,876
6,500		Validus Holdings Ltd.	232,700
		TOTAL	2,789,576
		Newspaper Publishing—0.1%
3,300		Gannett Co., Inc.	55,770
100		Washington Post Co., Class B	33,351
		TOTAL	89,121
		Office Equipment—0.0%
3,800		Pitney Bowes, Inc.	54,568
		Office Furniture—0.0%
487		HNI Corp.	13,402
974		Knoll, Inc.	14,016
553		Miller Herman, Inc.	10,723
		TOTAL	38,141
		Office Supplies—0.1%
2,800		Avery Dennison Corp.	90,664
535		United Stationers, Inc.	15,526
		TOTAL	106,190
		Offshore Driller—0.1%
2,000		Oceaneering International, Inc.	104,660
		Oil Refiner—1.8%
5,700		Marathon Petroleum Corp.	313,101
12,100		Tesoro Petroleum Corp.	456,291
52,800		Valero Energy Corp.	1,536,480
1,351		Western Refining, Inc.	33,599
		TOTAL	2,339,471
		Oil Service, Explore & Drill—0.0%
715	[1]	C&J Energy Services, Inc.	13,857
		Other Communications Equipment—0.1%
3,500		Harris Corp.	160,230
232	[1]	Netgear, Inc.	8,238
		TOTAL	168,468
		Other Tobacco Products—0.0%
294		Schweitzer-Mauduit International, Inc.	10,299
		Packaged Foods—0.1%
147	[1]	Annie's, Inc.	5,807
227	[1]	Hain Celestial Group, Inc.	13,121
806	[1]	United Natural Foods, Inc.	42,911
		TOTAL	61,839
		Paper Products—0.0%
5,800	[1]	Boise, Inc.	48,662

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Personal & Household—0.1%
2,805		Nu Skin Enterprises, Inc.	$132,761
		Personal Loans—0.0%
455		Cash America International, Inc.	17,786
66	[1]	World Acceptance Corp.	4,406
		TOTAL	22,192
		Personnel Agency—0.2%
3,500		Manpower, Inc.	132,790
3,000		Robert Half International, Inc.	80,670
293	[1]	TrueBlue, Inc.	3,824
		TOTAL	217,284
		Photo-Optical Component-Equipment—0.0%
154	[1]	Coherent, Inc.	7,030
		Plastic—0.0%
780		Polyone Corp.	14,765
		Poultry Products—0.1%
4,400		Tyson Foods, Inc., Class A	73,964
		Printed Circuit Boards—0.1%
7,000	[1]	Sanmina-SCI Corporation	62,230
		Printing—0.0%
154	[1]	Consolidated Graphics, Inc.	4,545
3,500		Donnelley (R.R.) & Sons Co.	35,070
770	[1]	Valassis Communications, Inc.	20,035
		TOTAL	59,650
		Professional Services—0.0%
392		Hillenbrand, Inc.	8,024
158		Insperity, Inc.	4,126
		TOTAL	12,150
		Property Liability Insurance—1.9%
3,300	[1]	Arch Capital Group Ltd.	145,695
12,500		Everest Re Group Ltd.	1,388,125
10,900		HCC Insurance Holdings, Inc.	388,476
3,700		ProAssurance Corp.	330,780
2,900		The Travelers Cos, Inc.	205,726
		TOTAL	2,458,802
		Real Estate Investment Trusts—2.6%
3,500		American Campus Communities, Inc.	158,585
4,000		American Capital Agency Corp.	132,080
2,300		Digital Realty Trust, Inc.	141,289
2,500		Federal Realty Investment Trust	269,575
3,000		Home Properties, Inc.	182,370
4,600		LaSalle Hotel Properties	110,124
25,000		MFA Mortgage Investments, Inc.	204,250
8,000		Pebblebrook Hotel Trust	169,760
11,500		Plum Creek Timber Co., Inc.	504,850
3,700		Post Properties, Inc.	180,597
1,300		Public Storage	180,219
2,591		Simon Property Group, Inc.	394,376
20,000	[1]	Sunstone Hotel Investors, Inc.	197,600

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Real Estate Investment Trusts—continued
5,500		Taubman Centers, Inc.	$432,025
		TOTAL	3,257,700
		Recreational Goods—0.0%
260		Sturm Ruger & Co., Inc.	12,280
		Recreational Vehicles—0.0%
1,139		Brunswick Corp.	26,869
		Regional Banks—3.1%
15,700		BB&T Corp.	454,515
1,000		City National Corp.	51,100
5,200		Comerica, Inc.	155,012
7,200		Fifth Third Bancorp	104,616
13,300		Huntington Bancshares, Inc.	84,987
21,000		KeyCorp	176,820
1,300		PNC Financial Services Group	75,647
10,500		SunTrust Banks, Inc.	285,600
74,800		Wells Fargo & Co.	2,520,012
2,400		Zions Bancorp	51,528
		TOTAL	3,959,837
		Rental & Leasing Services—0.1%
2,300		Rent-A-Center, Inc.	76,659
		Resorts—0.0%
159		Vail Resorts, Inc.	9,028
		Restaurants—0.2%
240		CEC Entertainment, Inc.	7,440
397		Cracker Barrel Old Country Store, Inc.	25,269
333	[1]	DineEquity, Inc.	20,879
256	[1]	Jack in the Box, Inc.	6,659
1,300	[1]	Panera Bread Co.	219,232
185	[1]	Red Robin Gourmet Burgers	6,179
		TOTAL	285,658
		Roofing & Wallboard—0.0%
429	[1]	Beacon Roofing Supply, Inc.	13,874
322	[1]	U.S.G. Corp.	8,600
		TOTAL	22,474
		Rubber—0.0%
621		Cooper Tire & Rubber Co.	12,501
		Semiconductor Distribution—0.5%
16,800	[1]	Arrow Electronics, Inc.	591,864
		Semiconductor Manufacturing—0.7%
109	[1]	Cabot Microelectronics Corp.	3,248
596	[1]	Cirrus Logic, Inc.	24,293
41,300		Intel Corp.	893,113
467	[1]	Omnivision Technologies, Inc.	6,678
		TOTAL	927,332
		Semiconductor Manufacturing Equipment—0.0%
711		Brooks Automation, Inc.	5,133
513	[1]	Mentor Graphics Corp.	7,962
		TOTAL	13,095

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Semiconductors & Semiconductor Equipment—0.0%
307	[1]	Cavium Networks, Inc.	$10,186
		Services to Medical Professionals—2.7%
127	[1]	Advisory Board Co.	6,033
11,700		Aetna, Inc.	511,290
983	[1]	Centene Corp.	37,334
3,000	[1]	Henry Schein, Inc.	221,340
2,600		Humana, Inc.	193,102
834	[1]	Molina Healthcare, Inc.	20,908
2,000		Omnicare, Inc.	69,060
503	[1]	PSS World Medical, Inc.	14,396
631	[1]	Team Health Holdings, Inc.	16,791
28,300		UnitedHealth Group, Inc.	1,584,800
13,200		Wellpoint, Inc.	808,896
		TOTAL	3,483,950
		Shoes—0.0%
1,734	[1]	CROCs, Inc.	21,848
296	[1]	Genesco, Inc.	16,961
		TOTAL	38,809
		Silver Production—0.2%
7,650	[1]	Coeur d'Alene Mines Corp.	236,461
		Soft Drinks—0.6%
10,400		Coca-Cola Enterprises, Inc.	326,976
9,700		Dr. Pepper Snapple Group, Inc.	415,645
		TOTAL	742,621
		Software Packaged/Custom—0.8%
168	[1]	BroadSoft, Inc.	6,421
14,300		CA, Inc.	322,036
1,600	[1]	Commvault Systems, Inc.	99,952
5,400		Computer Sciences Corp.	164,430
315	[1]	Constant Contact, Inc.	3,887
4,500	[1]	Electronic Arts, Inc.	55,575
215	[1]	MicroStrategy, Inc., Class A	20,311
1,559	[1]	Parametric Technology Corp.	31,460
765	[1]	Progress Software Corp.	15,086
16,000	[1]	Symantec Corp.	291,040
318	[1]	Verint Systems, Inc.	8,672
795	[1]	Websense, Inc.	10,510
		TOTAL	1,029,380
		Specialty Chemicals—0.5%
4,200		Airgas, Inc.	373,674
3,900		Cabot Corp.	139,464
175		Chemed Corp.	11,769
733	[1]	Chemtura Corp.	11,677
441	[1]	Kraton Performance Polymers, Inc.	9,623
72		Quaker Chemical Corp.	3,815
568		Rockwood Holdings, Inc.	26,071
		TOTAL	576,093
		Specialty Retailing—4.2%
5,200		Abercrombie & Fitch Co., Class A	159,016

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Specialty Retailing—continued
3,500		Advance Auto Parts, Inc.	$248,290
2,890	[1]	Ascena Retail Group, Inc.	57,222
4,700	[1]	AutoNation, Inc.	208,680
2,400	[1]	Big Lots, Inc.	69,912
36,900		CVS Corp.	1,712,160
2,239	[1]	Cabela's, Inc., Class A	100,330
8,600	[1]	Dollar General Corp.	418,132
7,450		Expedia, Inc.	440,668
508		Finish Line, Inc., Class A	10,569
4,700		Foot Locker, Inc.	157,450
159	[1]	Francesca's Holdings Corp.	4,695
10,081		GNC Acquisition Holdings, Inc.	389,832
337	[1]	Lumber Liquidators Holdings, Inc.	18,811
10,600		Nordstrom, Inc.	601,762
1,025		Penske Automotive Group, Inc.	31,365
696		Pier 1 Imports, Inc.	14,198
2,800		Signet Jewelers Ltd.	144,928
13,300		Staples, Inc.	153,150
3,300	[1]	Vitamin Shoppe Industries, Inc.	188,892
4,200		Williams-Sonoma, Inc.	194,166
		TOTAL	5,324,228
		Surveillance-Detection—0.0%
1,600		Diebold, Inc.	47,600
315		Mine Safety Appliances Co.	12,159
		TOTAL	59,759
		Telecommunication Equipment & Services—1.0%
1,041		Adtran, Inc.	17,582
1,600	[1]	Anixter International, Inc.	93,792
1,363	[1]	CIENA Corp.	16,915
16,500	[1]	Crown Castle International Corp.	1,101,375
		TOTAL	1,229,664
		Textiles Apparel & Luxury Goods—0.4%
509	[1]	Fifth & Pacific Co., Inc.	5,589
3,600		PVH Corp.	395,964
2,500	[1]	Tumi Holdings, Inc.	56,000
		TOTAL	457,553
		Toys & Games—0.2%
6,900		Hasbro, Inc.	248,331
		Truck Manufacturing—0.0%
2,600	[1]	Navistar International Corp.	48,750
		Trucking—0.0%
371	[1]	Old Dominion Freight Lines, Inc.	12,443
		Undesignated Consumer Cyclicals—0.1%
1,300		Weight Watchers International, Inc.	65,325
		Uniforms—0.2%
5,200		Cintas Corp.	217,412
		TOTAL COMMON STOCKS (IDENTIFIED COST $73,237,970)	77,940,394

Principal Amount or Shares			Value
		Asset-Backed Securities—0.6%
$29,591		CS First Boston Mortgage Securities Corp. 2002-HE4, AF, 5.510%, 8/25/2032	$26,416
400,000		GE Dealer Floorplan Master Note Trust 2012-3, A, 0.700%, 6/20/2017	401,909
100,000		Merrill Lynch Mortgage Trust 2008-C1 AM, 5.805%, 2/12/2051	109,260
250,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, 5.485%, 3/12/2051	279,392
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $780,417)	816,977
		Collateralized Mortgage Obligations—0.7%
1,708		Bear Stearns Mortgage Securities, Inc. 1997-6 1A, 7.097%, 3/25/2031	1,747
70,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 AM, 3.912%, 5/15/2045	75,160
125,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 B, 4.612%, 5/15/2045	136,588
75,000		Commercial Mortgage Pass-Through Certificates 2012-LC4 B, 4.934%, 12/10/2044	83,984
5,430		Federal Home Loan Mortgage Corp. REMIC 1311 K, 7.000%, 7/15/2022	6,048
10,629		Federal Home Loan Mortgage Corp. REMIC 1384 D, 7.000%, 9/15/2022	12,142
1,651		Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.000%, 10/15/2013	1,676
22,679		Federal Home Loan Mortgage Corp. REMIC 2497 JH, 6.000%, 9/15/2032	25,416
24,613		Federal National Mortgage Association REMIC 1993-113 SB, 9.748%, 7/25/2023	27,944
2,079		Federal National Mortgage Association REMIC 2001-37 GA, 8.000%, 7/25/2016	2,218
5,401		Federal National Mortgage Association REMIC 2003-35 UC, 3.750%, 5/25/2033	5,705
100,000		GS Mortgage Securities Corp. II 2012-GCJ7 AS, 4.085%, 5/10/2045	107,014
135,000		GS Mortgage Securities Corp. II 2012-GCJ7 BB, 4.740%, 5/10/2045	143,972
18,102		Government National Mortgage Association REMIC 2002-17 B, 6.000%, 3/20/2032	20,287
50,000		Morgan Stanley Capital I 2007-IQ16 AM, 6.110%, 12/12/2049	57,661
100,000		Morgan Stanley Capital I 2012-C4 AS, 3.773%, 3/15/2045	104,076
105,000		UBS-Citigroup Commercial Mortgage Trust 2011-C1 A3, 3.595%, 1/10/2045	115,773
25,000		WF-RBS Commercial Mortgage Trust 2012-C6 B, 4.697%, 4/15/2045	26,684
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $895,292)	954,095
		Corporate Bonds—10.1%
		Basic Industry - Chemicals—0.3%
100,000		Albemarle Corp., Sr. Note, 5.100%, 02/01/2015	108,107
2,000		Du Pont (E.I.) de Nemours & Co., 5.000%, 01/15/2013	2,018
30,000		Du Pont (E.I.) de Nemours & Co., 6.000%, 07/15/2018	37,529
20,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.000%, 12/07/2015	20,942
35,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.000%, 12/10/2019	39,696
70,000		RPM International, Inc., 6.500%, 02/15/2018	83,003
20,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	23,653
75,000		Rohm & Haas Co., 6.000%, 09/15/2017	89,794
30,000		Sherwin-Williams Co., 3.125%, 12/15/2014	31,587
		TOTAL	436,329
		Basic Industry - Metals & Mining—0.5%
50,000		Alcan, Inc., 5.000%, 06/01/2015	55,055
85,000		Alcoa, Inc., Note, 5.550%, 02/01/2017	94,282
80,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 06/01/2019	102,376
15,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 04/15/2040	14,853
10,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 08/01/2022	10,208
50,000		ArcelorMittal, Sr. Unsecd. Note, 5.375%, 06/01/2013	51,058
40,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 07/15/2021	41,969
20,000	[2,3]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.200%, 10/01/2022	20,533
85,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.500%, 07/15/2018	106,690
20,000		Southern Copper Corp., Note, 6.750%, 04/16/2040	23,873

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Basic Industry - Metals & Mining—continued
$60,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.500%, 04/15/2020	$66,587
		TOTAL	587,484
		Basic Industry - Paper—0.1%
20,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.700%, 03/15/2021	21,244
50,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 03/15/2032	63,692
		TOTAL	84,936
		Capital Goods - Aerospace & Defense—0.1%
50,000	[2,3]	BAE Systems Holdings, Inc., Series 144A, 5.200%, 08/15/2015	55,002
40,000		Goodrich Corp., Sr. Unsecd. Note, 3.600%, 02/01/2021	44,030
20,000		Raytheon Co., Sr. Note, 4.400%, 02/15/2020	23,275
10,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.100%, 11/15/2021	10,573
		TOTAL	132,880
		Capital Goods - Building Materials—0.0%
40,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 04/20/2020	47,441
		Capital Goods - Construction Machinery—0.0%
40,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/01/2021	43,515
		Capital Goods - Diversified Manufacturing—0.4%
15,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 2.875%, 05/08/2022	15,547
15,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 04/15/2020	16,649
60,000		Dover Corp., Note, 5.450%, 03/15/2018	71,485
30,000		Emerson Electric Co., 4.875%, 10/15/2019	36,166
80,000		Hubbell, Inc., 5.950%, 06/01/2018	96,120
60,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 08/15/2018	74,223
50,000		Pentair, Ltd., Company Guarantee, 5.000%, 05/15/2021	57,625
90,000		Roper Industries, Inc., 6.625%, 08/15/2013	94,102
40,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.000%, 02/15/2067	35,000
15,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	18,640
		TOTAL	515,557
		Capital Goods - Environmental—0.1%
85,000		Republic Services, Inc., Company Guarantee, Series WI, 5.500%, 09/15/2019	100,848
25,000		Waste Management, Inc., 7.375%, 03/11/2019	31,906
		TOTAL	132,754
		Capital Goods - Packaging—0.1%
45,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.900%, 06/15/2022	46,525
10,000	[2,3]	Rock-Tenn Co., Sr. Unsecd. Note, Series 144A, 4.000%, 03/01/2023	10,307
10,000	[2,3]	Rock-Tenn Co., Sr. Unsecd. Note, Series 144A, 4.450%, 03/01/2019	10,851
30,000		Sonoco Products Co., Sr. Unsecd. Note, 5.750%, 11/01/2040	35,257
		TOTAL	102,940
		Communications - Media & Cable—0.1%
75,000		Cox Communications, Inc., Unsecd. Note, 5.450%, 12/15/2014	82,319
30,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	40,589
		TOTAL	122,908
		Communications - Media Noncable—0.3%
25,000		Discovery Communications LLC, Company Guarantee, 5.050%, 06/01/2020	29,442
10,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 10.000%, 07/15/2017	11,088
25,000		Moody's Corp., Sr. Unsecd. Note, 5.500%, 09/01/2020	28,352
75,000		News America Holdings, Inc., Company Guarantee, 8.000%, 10/17/2016	93,828
20,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 05/01/2022	21,413
100,000	[2,3]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.000%, 05/17/2016	107,374

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Communications - Media Noncable—continued
$30,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 09/07/2042	$30,684
		TOTAL	322,181
		Communications - Telecom Wireless—0.2%
100,000		America Movil S.A.B. de C.V., Note, 5.750%, 01/15/2015	111,053
100,000	[2,3]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 01/15/2017	114,271
30,000	[2,3]	SBA Tower Trust, Series 144A, 5.101%, 04/17/2017	33,458
40,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 05/15/2022	42,033
		TOTAL	300,815
		Communications - Telecom Wirelines—0.1%
10,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.650%, 03/15/2042	10,239
40,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 07/08/2019	48,027
60,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.350%, 04/01/2019	77,526
		TOTAL	135,792
		Consumer Cyclical - Automotive—0.3%
100,000	[2,3]	American Honda Finance Corp., Series 144A, 4.625%, 04/02/2013	101,773
70,000	[2,3]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.950%, 03/28/2014	70,832
75,000		DaimlerChrysler North America Holding Corp., 6.500%, 11/15/2013	79,473
10,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.500%, 01/18/2031	15,996
20,000	[2,3]	Harley-Davidson Financial Services, Inc., Company Guarantee, Series 144A, 3.875%, 03/15/2016	21,620
10,000	[2,3]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.700%, 03/15/2017	10,355
80,000	[2,3]	Nissan Motor Acceptance Corp., Note, Series 144A, 4.500%, 01/30/2015	85,777
10,000	[2,3]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.950%, 09/12/2017	10,159
20,000	[2,3]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.600%, 04/12/2016	20,945
		TOTAL	416,930
		Consumer Cyclical - Entertainment—0.3%
200,000	[2]	Football Trust V, Pass Thru Cert., Series 144A, 5.350%, 10/05/2020	237,795
90,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.150%, 04/30/2020	107,869
25,000		Viacom, Inc., Sr. Unsecd. Note, 2.500%, 12/15/2016	26,331
		TOTAL	371,995
		Consumer Cyclical - Lodging—0.0%
50,000		Marriott International, Inc., Sr. Unsecd. Note, 3.000%, 03/01/2019	51,165
		Consumer Cyclical - Retailers—0.1%
15,000		Advance Auto Parts, Inc., Company Guarantee, 4.500%, 01/15/2022	16,211
70,000		Best Buy Co., Inc., Sr. Unsecd. Note, 7.000%, 07/15/2013	71,585
10,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 01/14/2021	11,337
20,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 5.625%, 04/15/2041	27,054
40,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 6.200%, 04/15/2038	55,756
		TOTAL	181,943
		Consumer Cyclical - Services—0.0%
15,000		Expedia, Inc., Company Guarantee, 5.950%, 08/15/2020	16,575
10,000		University of Southern California, Sr. Unsecd. Note, 5.250%, 10/01/2111	12,709
		TOTAL	29,284
		Consumer Non-Cyclical - Food/Beverage—0.6%
100,000	[2,3]	Bacardi Ltd., Sr. Note, Series 144A, 7.450%, 04/01/2014	109,067
100,000		Bottling Group LLC, Note, 5.500%, 04/01/2016	115,034
60,000		Diageo Capital PLC, Company Guarantee, 7.375%, 01/15/2014	64,823
30,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 2.350%, 12/21/2012	30,076
90,000		General Mills, Inc., Note, 5.700%, 02/15/2017	106,634
40,000		Kellogg Co., Sr. Unsub., 5.125%, 12/03/2012	40,148

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$90,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 02/01/2018	$111,053
20,000		Sysco Corp., Sr. Note, 5.375%, 03/17/2019	24,292
50,000		Sysco Corp., Sr. Unsecd. Note, 4.200%, 02/12/2013	50,499
30,000		The Coca-Cola Co., Sr. Unsecd. Note, Series WI, 1.800%, 09/01/2016	31,128
50,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.500%, 06/15/2022	53,250
		TOTAL	736,004
		Consumer Non-Cyclical - Health Care—0.3%
40,000		Baxter International, Inc., 6.250%, 12/01/2037	56,762
50,000		Boston Scientific Corp., 4.500%, 01/15/2015	53,610
10,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.750%, 08/23/2022	10,642
40,000		Life Technologies Corp., Sr. Note, 3.375%, 03/01/2013	40,247
90,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.400%, 07/01/2017	108,411
50,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.150%, 12/28/2012	50,135
10,000		Zimmer Holdings, Inc., Sr. Note, 5.750%, 11/30/2039	12,183
		TOTAL	331,990
		Consumer Non-Cyclical - Pharmaceuticals—0.1%
10,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.750%, 08/15/2016	10,402
40,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 4.500%, 04/01/2021	46,184
30,000		Pfizer, Inc., Sr. Unsecd. Note, 6.200%, 03/15/2019	38,433
		TOTAL	95,019
		Consumer Non-Cyclical - Products—0.1%
10,000		Clorox Co., Sr. Unsecd. Note, 3.550%, 11/01/2015	10,685
80,000		Whirlpool Corp., Series MTN, 5.500%, 03/01/2013	81,217
		TOTAL	91,902
		Consumer Non-Cyclical - Tobacco—0.1%
24,000		Altria Group, Inc., 9.250%, 08/06/2019	33,892
30,000		Philip Morris International, Inc., 5.650%, 05/16/2018	36,854
		TOTAL	70,746
		Energy - Independent—0.3%
50,000		Canadian Natural Resources Ltd., 4.900%, 12/01/2014	54,248
30,000		EOG Resources, Inc., Note, 5.625%, 06/01/2019	37,139
50,000		Petroleos Mexicanos, 6.500%, 06/02/2041	62,312
10,000		Talisman Energy, Inc., Sr. Unsecd. Note, 3.750%, 02/01/2021	10,776
10,000		Talisman Energy, Inc., Sr. Unsecd. Note, 5.500%, 05/15/2042	11,667
75,000		XTO Energy, Inc., 6.375%, 06/15/2038	111,652
60,000		XTO Energy, Inc., 6.750%, 08/01/2037	94,300
		TOTAL	382,094
		Energy - Integrated—0.3%
30,000		BP Capital Markets America, Inc., Company Guarantee, 4.200%, 06/15/2018	33,759
20,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/01/2015	21,388
100,000		Hess Corp., Sr. Unsecd. Note, 5.600%, 02/15/2041	120,459
100,000		Husky Oil Ltd., Deb., 7.550%, 11/15/2016	119,451
30,000		Petrobras International Finance Co., Company Guarantee, 6.750%, 01/27/2041	38,410
20,000		Petrobras International Finance Co., Sr. Unsecd. Note, 2.875%, 02/06/2015	20,664
20,000	[2,3]	Phillips 66, Sr. Unsecd. Note, Series 144A, 1.950%, 03/05/2015	20,503
50,000	[2,3]	Phillips 66, Sr. Unsecd. Note, Series 144A, 4.300%, 04/01/2022	56,282
		TOTAL	430,916
		Energy - Oil Field Services—0.1%
15,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	16,727

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Energy - Oil Field Services—continued
$15,000		Nabors Industries, Inc., Company Guarantee, 9.250%, 01/15/2019	$20,139
20,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 09/15/2021	22,016
15,000		Noble Holding International Ltd., Company Guarantee, 4.900%, 08/01/2020	17,264
10,000	[2,3]	Schlumberger Investment SA, Company Guarantee, Series 144A, 1.950%, 09/14/2016	10,286
		TOTAL	86,432
		Energy - Refining—0.1%
10,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 03/01/2041	12,951
10,000		Valero Energy Corp., 9.375%, 03/15/2019	13,755
35,000		Valero Energy Corp., Note, 4.750%, 04/01/2014	36,596
		TOTAL	63,302
		Financial Institution - Banking—1.4%
65,000		American Express Co., Sr. Unsecd. Note, 8.125%, 05/20/2019	87,999
50,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.800%, 09/19/2016	53,274
40,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 03/28/2016	43,882
60,000		Bank of America Corp., Note, 4.500%, 04/01/2015	64,298
125,000	[2,3]	Barclays Bank PLC, Series 144A, 5.926%, 09/29/2049	123,125
50,000		Capital One Financial Corp., Sr. Note, 7.375%, 05/23/2014	54,923
20,000		Citigroup, Inc., Sr. Unsecd. Note, 4.450%, 01/10/2017	22,109
100,000		Citigroup, Inc., Sr. Unsecd. Note, 4.587%, 12/15/2015	109,163
25,000		City National Corp., Note, 5.250%, 09/15/2020	27,580
40,000	[2,3]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.750%, 10/15/2014	42,216
130,000		Credit Suisse AG New York, Sr. Unsecd. Note, 5.500%, 05/01/2014	138,664
40,000		Deutsche Bank AG London, Sr. Unsecd. Note, Series 1, 3.250%, 01/11/2016	42,451
20,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 01/25/2016	21,562
25,000		Goldman Sachs Group, Inc., 6.125%, 02/15/2033	28,497
75,000		Goldman Sachs Group, Inc., Bond, 5.150%, 01/15/2014	78,685
50,000		Goldman Sachs Group, Inc., Series MTN, 6.000%, 05/01/2014	53,631
70,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 01/15/2015	75,538
30,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.150%, 04/01/2018	35,158
50,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.100%, 04/05/2021	59,008
150,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.375%, 02/13/2015	155,212
65,000		Morgan Stanley, Sr. Unsecd. Note, 4.750%, 03/22/2017	70,387
50,000		Morgan Stanley, Sr. Unsecd. Note, 6.375%, 07/24/2042	57,522
20,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 03/09/2017	21,716
30,000		Northern Trust Corp., 4.625%, 05/01/2014	31,838
100,000	[2,3]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/07/2015	100,698
30,000		Wachovia Corp., 5.750%, 02/01/2018	36,234
70,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	80,970
100,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	120,021
		TOTAL	1,836,361
		Financial Institution - Brokerage—0.2%
20,000	[2,3]	CME Group Index Services LLC, Company Guarantee, Series 144A, 4.400%, 03/15/2018	22,397
45,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.950%, 06/01/2014	48,022
80,000		Janus Capital Group, Inc., Sr. Note, 6.700%, 06/15/2017	91,915
25,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.875%, 04/15/2021	27,437
50,000		TD Ameritrade Holding Corp., Company Guarantee, 4.150%, 12/01/2014	53,489
		TOTAL	243,260
		Financial Institution - Finance Noncaptive—0.3%
120,000		Capital One Capital IV, 6.745%, 02/17/2037	121,860

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - Finance Noncaptive—continued
$25,000		Capital One Capital V, 10.250%, 08/15/2039	$25,875
10,000		Capital One Capital VI, 8.875%, 05/15/2040	10,289
200,000	[2,3]	ILFC E-Capital Trust I, Floating Rate Note—Sr. Sub Note, Series 144A, 4.520%, 12/21/2065	143,000
60,000		International Lease Finance, Sr. Unsecd. Note, 4.875%, 04/01/2015	62,325
		TOTAL	363,349
		Financial Institution - Insurance - Health—0.1%
50,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.000%, 02/15/2018	61,349
50,000		Wellpoint, Inc., 5.850%, 01/15/2036	59,921
		TOTAL	121,270
		Financial Institution - Insurance - Life—0.4%
100,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	124,537
10,000		Aflac, Inc., Sr. Unsecd. Note, 6.900%, 12/17/2039	13,491
10,000		Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 03/15/2022	10,576
80,000	[2,3]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 06/01/2039	123,243
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 08/01/2039	15,125
50,000	[2,3]	New York Life Insurance Co., Sub. Note, Series 144A, 6.750%, 11/15/2039	69,597
85,000	[2,3]	Pacific Life Global Fund, Sr. Secd. Note, Series 144A, 5.150%, 04/15/2013	86,781
15,000	[2,3]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 06/15/2040	19,225
10,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.300%, 09/15/2022	10,234
50,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	62,281
		TOTAL	535,090
		Financial Institution - Insurance - P&C—0.4%
90,000		ACE INA Holdings, Inc., 5.600%, 05/15/2015	100,962
1,000		ACE INA Holdings, Inc., Sr. Note, 5.700%, 02/15/2017	1,181
75,000		CNA Financial Corp., 6.500%, 08/15/2016	86,629
30,000		CNA Financial Corp., Sr. Unsecd. Note, 7.350%, 11/15/2019	37,623
20,000		Chubb Corp., Sr. Note, 5.750%, 05/15/2018	24,854
100,000	[2,3]	Liberty Mutual Group, Inc., Unsecd. Note, Series 144A, 5.750%, 03/15/2014	104,704
65,000	[2,3]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	95,181
50,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.500%, 12/01/2015	56,957
		TOTAL	508,091
		Financial Institution - REITs—0.4%
40,000		AMB Property LP, Series MTN, 6.300%, 06/01/2013	41,079
50,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2022	54,183
15,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.700%, 03/15/2017	17,706
55,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	66,093
20,000		Equity One, Inc., Bond, 6.000%, 09/15/2017	23,037
20,000		Equity One, Inc., Sr. Unsecd. Note, 6.250%, 12/15/2014	22,835
40,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 04/15/2020	47,106
75,000		Liberty Property LP, 6.625%, 10/01/2017	90,355
20,000		Regency Centers LP, Company Guarantee, 4.800%, 04/15/2021	22,394
35,000		Simon Property Group LP, 6.750%, 05/15/2014	37,661
30,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 06/01/2020	36,256
10,000		UDR, Inc., Company Guarantee, 4.625%, 01/10/2022	11,163
		TOTAL	469,868
		Sovereign—0.0%
30,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 06/15/2022	32,740
		Technology—0.3%
15,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.200%, 10/01/2022	15,233

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Technology—continued
$60,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.500%, 02/22/2016	$69,479
20,000		Corning, Inc., Unsecd. Note, 4.750%, 03/15/2042	21,928
20,000		Hewlett-Packard Co., Sr. Unsecd. Note, 2.600%, 09/15/2017	19,491
20,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.300%, 12/09/2016	20,400
100,000		Hewlett-Packard Co., Sr. Unsecd. Note, 4.750%, 06/02/2014	104,735
20,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 08/10/2022	20,410
10,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.950%, 03/15/2041	11,811
30,000		Maxim Integrated Products, Inc., Note, 3.450%, 06/14/2013	30,517
10,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 09/12/2022	10,221
25,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 01/15/2019	26,937
20,000		Xerox Corp., Sr. Unsecd. Note, 2.950%, 03/15/2017	20,621
		TOTAL	371,783
		Transportation - Airlines—0.1%
130,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 03/01/2017	144,746
		Transportation - Railroads—0.1%
75,000		Burlington Northern Santa Fe Corp., 4.875%, 01/15/2015	81,363
50,000		Burlington Northern Santa Fe Corp., Deb., 5.750%, 05/01/2040	64,046
		TOTAL	145,409
		Transportation - Services—0.2%
90,000	[2,3]	Enterprise Rent-A-Car USA, Series 144A, 6.375%, 10/15/2017	109,876
60,000	[2,3]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.750%, 05/11/2017	61,304
60,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.150%, 03/02/2015	62,102
30,000		United Parcel Service, Inc., Sr. Unsecd. Note, 3.125%, 01/15/2021	32,603
		TOTAL	265,885
		Utility - Electric—0.7%
70,000		Appalachian Power Co., Sr. Unsecd. Note, 7.950%, 01/15/2020	95,676
100,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	119,097
5,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.650%, 04/01/2019	6,453
10,000		Duke Energy Ohio, Inc., 1st Mtg. Bond, 2.100%, 06/15/2013	10,107
45,000	[2,3]	Electricite De France SA, Note, Series 144A, 5.600%, 01/27/2040	54,108
100,000		Exelon Generation Co. LLC, Note, 5.350%, 01/15/2014	105,138
50,000		FirstEnergy Solutions Corp., Company Guarantee, 4.800%, 02/15/2015	54,081
40,000		FirstEnergy Solutions Corp., Company Guarantee, 6.050%, 08/15/2021	46,264
10,000		Great Plains Energy, Inc., Note, 4.850%, 06/01/2021	11,370
24,799	[2,3]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/01/2017	26,744
80,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.250%, 03/01/2018	97,120
50,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.000%, 12/15/2036	57,133
20,000		PSEG Power LLC, Company Guarantee, 2.500%, 04/15/2013	20,192
75,000		PSI Energy, Inc., Bond, 6.050%, 06/15/2016	86,953
50,000		Progress Energy, Inc., 7.050%, 03/15/2019	63,900
10,000		TECO Finance, Inc., Company Guarantee, 5.150%, 03/15/2020	11,718
40,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/01/2020	43,161
		TOTAL	909,215
		Utility - Natural Gas Distributor—0.1%
20,000		Atmos Energy Corp., 8.500%, 03/15/2019	26,568
10,000	[2,3]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.450%, 07/15/2020	11,729
30,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.900%, 12/01/2021	33,861
55,000		Sempra Energy, Sr. Unsecd. Note, 6.500%, 06/01/2016	65,165
		TOTAL	137,323

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Utility - Natural Gas Pipelines—0.4%
$75,000		Duke Capital Corp., Sr. Note, 6.250%, 02/15/2013	$76,162
40,000		Enbridge, Inc., Sr. Note, 5.600%, 04/01/2017	46,688
65,000		Enterprise Products Operating LLC, Company Guarantee, Series O, 9.750%, 01/31/2014	72,106
100,000		Enterprise Products Operating LP, Company Guarantee, 5.900%, 04/15/2013	102,271
50,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.000%, 12/15/2013	52,312
20,000	[2,3]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.800%, 10/15/2022	20,131
40,000		Williams Partners LP, 5.250%, 03/15/2020	47,138
30,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	33,128
		TOTAL	449,936
		TOTAL CORPORATE BONDS (IDENTIFIED COST $11,427,189)	12,839,580
		FOREIGN Government/AgencY—0.1%
		Sovereign—0.1%
75,000		United Mexican States, 6.625%, 03/03/2015 (IDENTIFIED COST $77,427)	84,675
		Mortgage-Backed Securities—0.0%
		Federal National Mortgage Association—0.0%
431		Federal National Mortgage Association Pool 408761, 7.000%, 12/1/2012	432
2,912		Federal National Mortgage Association Pool 512255, 7.500%, 9/1/2014	3,047
5,950		Federal National Mortgage Association Pool 609554, 7.500%, 10/1/2016	6,466
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $9,622)	9,945
		MUNICIPAL SECURITIES—0.3%
		Municipal Services—0.3%
70,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038	91,838
250,000		Chicago, IL, Taxable Project and Refunding (Series 2012B) GO Bonds, 5.432%, 01/01/2042	256,702
		TOTAL MUNICIPAL SECURITIES (IDENTIFIED COST $320,000)	348,540
		U.S. Treasury—6.0%
715,386		U.S. Treasury Inflation-Protected Note, Series D-2021, 0.625%, 7/15/2021	817,748
500,000		United States Treasury Bond, 3.000%, 5/15/2042	515,150
2,000,000		United States Treasury Note, 0.500%, 7/31/2017	1,982,380
900,000		United States Treasury Note, 0.625%, 9/30/2017	896,381
800,000	[4]	United States Treasury Note, 0.875%, 11/30/2016	810,083
250,000		United States Treasury Note, 0.875%, 7/31/2019	246,398
1,000,000		United States Treasury Note, 1.000%, 8/31/2016	1,018,027
200,000		United States Treasury Note, 3.375%, 11/15/2019	230,293
150,000		United States Treasury Note, 3.500%, 5/15/2020	174,476
800,000		United States Treasury Note, 3.625%, 2/15/2021	940,818
		TOTAL U.S. TREASURY (IDENTIFIED COST $7,588,121)	7,631,754
		EXCHANGE-TRADED FUNDS—7.9%
30,400		iShares MSCI Emerging Market Fund	1,249,744
131,000		iShares MSCI EAFE Index Fund	7,017,670
30,500	[1]	PowerShares DB Precious Metals Fund	1,806,820
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $9,372,374)	10,074,234
		MUTUAL FUNDS—13.2%[5]
19,765		Emerging Markets Fixed Income Core Fund	677,363
871,185		Federated Mortgage Core Portfolio	8,920,932

Principal Amount or Shares			Value
		MUTUAL FUNDS—continued[5]
4,319,471	[6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.16%	$4,319,471
105,825		Federated Project and Trade Finance Core Fund	1,038,145
264,303		High Yield Bond Portfolio	1,762,901
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $16,119,856)	16,718,812
		TOTAL INVESTMENTS—100.2% (IDENTIFIED COST $119,828,268)[7]	127,419,006
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[8]	(303,531)
		TOTAL NET ASSETS—100%	$127,115,475
At October 31, 2012, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[1]United States Treasury Note 5-Year Long Futures	60	$7,455,000	December 2012	$16,740
[1]United States Treasury Note 10-Year Long Futures	55	$7,316,719	December 2012	$44,134
[1]United States Treasury Bond 30-Year Short Futures	22	$3,284,875	December 2012	$(20,187)
[1]United States Treasury Note 2-Year Short Futures	100	$22,032,813	December 2012	$3,309
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$43,996
The average notional value of long and short futures contracts held by the Fund throughout the period was $13,769,027 and $25,525,242, respectively. This is based on amounts held as of each month-end throughout the three month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2012, these restricted securities amounted to $2,416,887, which represented 1.9% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2012, these liquid restricted securities amounted to $2,179,092, which represented 1.7% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at October 31, 2012, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.350%, 10/05/2020	3/24/2010	$200,000	$237,795
4	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Affiliated holdings.
6	7-Day net yield.
7	At October 31, 2012, the cost of investments for federal tax purposes was $119,828,195. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $7,590,811. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $11,521,455 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,930,644.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2012.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.

■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds[1]	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$75,145,407	$—	$—	$75,145,407
International	2,794,987	—	—	2,794,987
Debt Securities:
Asset-Backed Securities	—	816,977	—	816,977
Collateralized Mortgage Obligations	—	954,095	—	954,095
Corporate Bonds	—	12,839,580	—	12,839,580
Foreign Government/Agency	—	84,675	—	84,675
Mortgage-Backed Securities	—	9,945	—	9,945
Municipal Securities	—	348,540	—	348,540
U.S. Treasury	—	7,631,754	—	7,631,754
Exchange-Traded Funds	10,074,234	—	—	10,074,234
Mutual Funds	15,680,667	1,038,145	—	16,718,812
TOTAL SECURITIES	$103,695,295	$23,723,711	$—	$127,419,006
OTHER FINANCIAL INSTRUMENTS[2]	$43,996	$—	$—	$43,996
1	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
GO	—General Obligation
MTN	—Medium Term Note
REIT(s)	—Real Estate Investment Trust(s)
REMIC	—Real Estate Mortgage Investment Conduit
22
Federated MDT Large Cap Growth Fund
Portfolio of Investments
October 31, 2012 (unaudited)
Shares			Value
		COMMON STOCKS—98.3%
		Agricultural Chemicals—0.6%
8,035		Scotts Miracle-Gro Co.	$343,978
		Apparel—1.0%
10,592	[1]	Under Armour, Inc., Class A	553,538
		AT&T Divestiture—4.9%
61,936		Verizon Communications, Inc.	2,764,823
		Auto Manufacturing—2.1%
88,017		Ford Motor Co.	982,270
4,859	[1]	TRW Automotive Holdings Corp.	225,992
		TOTAL	1,208,262
		Auto Original Equipment Manufacturers—0.6%
17,362	[1]	LKQ Corp.	362,692
		Auto Part Replacement—2.4%
21,874		Genuine Parts Co.	1,368,875
		Baking—0.3%
8,232		Flowers Foods, Inc.	162,088
		Biotechnology—3.5%
4,914	[1]	Alexion Pharmaceuticals, Inc.	444,127
1,048	[1]	Biogen Idec, Inc.	144,855
10,011	[1]	Celgene Corp.	734,007
4,585	[1]	Regeneron Pharmaceuticals, Inc.	652,445
		TOTAL	1,975,434
		Broadcasting—1.2%
19,022	[1]	DISH Network Corp., Class A	677,754
		Cable TV—1.3%
3,628	[1]	Charter Communications, Inc.	280,844
12,426		Comcast Corp., Class A	466,099
		TOTAL	746,943
		Cellular Communications—0.2%
11,271	[1]	NII Holdings, Inc.	89,830
		Clothing Stores—1.7%
18,115		Gap (The), Inc.	647,068
9,129	[1]	Hanesbrands, Inc.	305,547
		TOTAL	952,615
		Commodity Chemicals—0.6%
11,612		RPM International, Inc.	309,576
		Computer Peripherals—0.3%
4,671		Western Digital Corp.	159,888
		Computer Services—1.8%
6,365	[1]	Cognizant Technology Solutions Corp.	424,227
7,320	[1]	Riverbed Technology, Inc.	135,201
3,044	[1]	Salesforce.com, Inc.	444,363
		TOTAL	1,003,791
		Computers - Low End—5.1%
3,495		Apple, Inc.	2,079,874
89,255		Dell, Inc.	823,824
		TOTAL	2,903,698
1

Shares			Value
		COMMON STOCKS—continued
		Construction Machinery—2.5%
16,776		Caterpillar, Inc.	$1,422,773
		Cosmetics & Toiletries—2.1%
11,606		Avon Products, Inc.	179,777
10,584	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	976,056
		TOTAL	1,155,833
		Crude Oil & Gas Production—0.6%
1,408		EOG Resources, Inc.	164,018
6,083	[1]	Newfield Exploration Co.	164,971
		TOTAL	328,989
		Defense Aerospace—1.2%
15,510	[1]	B/E Aerospace, Inc.	699,346
		Discount Department Stores—5.0%
37,732		Wal-Mart Stores, Inc.	2,830,655
		Education & Training Services—0.3%
4,007		DeVRY, Inc.	105,224
3,604	[1]	ITT Educational Services, Inc.	77,450
		TOTAL	182,674
		Electronic Instruments—1.4%
17,019	[1]	Trimble Navigation Ltd.	802,956
		Ethical Drugs—4.8%
52,791		Eli Lilly & Co.	2,567,226
3,891	[1]	Salix Pharmaceuticals Ltd.	151,905
		TOTAL	2,719,131
		Financial Services—5.0%
20,480		Visa, Inc., Class A	2,841,805
		Food Wholesaling—2.8%
50,239		Sysco Corp.	1,560,926
		Grocery Chain—3.6%
8,886	[1]	Fresh Market, Inc.	503,925
45,324		Kroger Co.	1,143,071
4,324		Whole Foods Market, Inc.	409,613
		TOTAL	2,056,609
		Health Care Technology—1.7%
12,619	[1]	Cerner Corp.	961,442
		Hotels—3.0%
45,944		Marriott International, Inc., Class A	1,676,037
		Medical Supplies—1.8%
24,843		Cardinal Health, Inc.	1,021,793
		Medical Technology—2.0%
722	[1]	Intuitive Surgical, Inc.	391,483
18,959		St. Jude Medical, Inc.	725,371
		TOTAL	1,116,854
		Metal Fabrication—0.0%
429		Timken Co.	16,941
		Multi-Industry Capital Goods—0.4%
5,307		Crane Co.	222,788
		Office Equipment—0.7%
28,428		Pitney Bowes, Inc.	408,226
		Office Supplies—0.7%
11,485		Avery Dennison Corp.	371,884
2

Shares			Value
		COMMON STOCKS—continued
		Offshore Driller—1.7%
18,816		Oceaneering International, Inc.	$984,641
		Other Communications Equipment—1.5%
18,017		Harris Corp.	824,818
		Plastic Containers—0.3%
8,101	[1]	Owens-Illinois, Inc.	157,889
		Printing—0.2%
11,646		Donnelley (R.R.) & Sons Co.	116,693
		Restaurants—1.0%
3,471	[1]	Panera Bread Co.	585,349
		Semiconductor Manufacturing—3.3%
86,935		Intel Corp.	1,879,969
		Services to Medical Professionals—0.2%
1,107	[1]	Henry Schein, Inc.	81,674
		Soft Drinks—5.6%
33,494		Coca-Cola Enterprises, Inc.	1,053,051
26,130		Dr. Pepper Snapple Group, Inc.	1,119,671
14,233		PepsiCo, Inc.	985,493
		TOTAL	3,158,215
		Software Packaged/Custom—7.4%
35,613		CA, Inc.	802,005
12,827	[1]	Concur Technologies, Inc.	849,532
3,147	[1]	NetSuite, Inc.	199,866
4,217	[1]	Solarwinds, Inc.	213,338
76,908	[1]	Symantec Corp.	1,398,957
8,200	[1]	VMware, Inc., Class A	695,114
		TOTAL	4,158,812
		Specialty Retailing—1.9%
2,455	[1]	Bed Bath & Beyond, Inc.	141,604
13,728		GNC Acquisition Holdings, Inc.	530,862
7,236		Nordstrom, Inc.	410,788
		TOTAL	1,083,254
		Telecommunication Equipment & Services—5.2%
36,944	[1]	Crown Castle International Corp.	2,466,012
2,826	[1]	IPG Photonics Corp.	150,004
14,240	[1]	Level 3 Communications, Inc.	291,920
		TOTAL	2,907,936
		Telephone Utility—0.3%
17,639		Windstream Corp.	168,276
		Textiles Apparel & Luxury Goods—0.4%
4,553	[1]	Michael Kors Holdings Ltd.	249,004
		Toys & Games—1.1%
17,919		Hasbro, Inc.	644,905
		Truck Manufacturing—0.4%
10,527	[1]	Navistar International Corp.	197,381
		Undesignated Consumer Cyclicals—0.1%
1,249		Weight Watchers International, Inc.	62,762
		Uniforms—0.5%
6,268		Cintas Corp.	262,065
		TOTAL COMMON STOCKS (IDENTIFIED COST $52,813,621)	55,505,090
3

Shares			Value
		MUTUAL FUND—1.8%
1,040,094	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.16% (AT NET ASSET VALUE)	$1,040,094
		TOTAL INVESTMENTS—100.1% (IDENTIFIED COST $53,853,715)[4]	56,545,184
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[5]	(58,673)
		TOTAL NET ASSETS—100%	$56,486,511
1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	At October 31, 2012, the cost of investments for federal tax purposes was $53,853,715. The net unrealized appreciation of investments for federal tax purposes was $2,691,469. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,964,670 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,273,201.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2012.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
4

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2012, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
5
Federated MDT Small Cap Core Fund
Portfolio of Investments
October 31, 2012 (unaudited)
Shares
		COMMON STOCKS—98.9%
		Accident & Health Insurance—0.1%
1,087	[1]	Triple-S Management Corp., Class B	$19,609
		Agricultural Chemicals—0.3%
1,627		CVR Partners, LP	43,994
		Agricultural Machinery—0.3%
605		Lindsay Manufacturing Co.	46,204
		Airline - National—1.1%
19,427	[1]	Jet Blue Airways Corp.	102,769
6,949	[1]	US Airways Group, Inc.	84,639
		TOTAL	187,408
		Airline - Regional—2.3%
6,465	[1]	Alaska Air Group, Inc.	247,222
5,614	[1]	Republic Airways Holdings, Inc.	26,217
5,227		SkyWest, Inc.	57,236
2,928	[1]	Spirit Airlines, Inc.	51,386
		TOTAL	382,061
		Aluminum—0.1%
1,454		Noranda Aluminum, Inc.	8,913
		Apparel—0.8%
5,237	[1]	Express, Inc.	58,288
3,656	[1]	Iconix Brand Group, Inc.	67,672
		TOTAL	125,960
		Auto Original Equipment Manufacturers—1.6%
10,647		Dana Holding Corp.	140,114
4,292	[1]	Modine Manufacturing Co.	29,186
3,454	[1]	Tenneco Automotive, Inc.	105,520
		TOTAL	274,820
		Auto Part Replacement—0.2%
2,062		Standard Motor Products, Inc.	38,724
		Auto Rentals—1.3%
1,849	[1]	AMERCO	213,633
		Biotechnology—1.6%
7,850	[1]	Cambrex Corp.	94,828
12,413		PDL BioPharma, Inc.	92,477
741	[1]	Pharmacyclics, Inc.	45,253
1,460		Questcor Pharmaceuticals, Inc.	37,201
		TOTAL	269,759
		Building Materials—0.3%
2,813		Apogee Enterprises, Inc.	57,301
		Business Services—0.3%
2,241	[1]	Euronet Worldwide, Inc.	45,470
		Carpets—0.3%
3,365		Culp, Inc.	42,534
		Cement—0.9%
1,959		Eagle Materials, Inc.	103,768
1,002	[1]	Texas Industries, Inc.	43,216
		TOTAL	146,984
1

Shares
		COMMON STOCKS—continued
		Commodity Chemicals—0.5%
2,494		Innospec, Inc.	$80,756
		Computer Networking—0.9%
1,951		Black Box Corp.	42,766
9,449	[1]	Cray, Inc.	114,994
		TOTAL	157,760
		Computer Peripherals—0.9%
10,943		Daktronics, Inc.	95,970
8,723	[1]	Emulex Corp.	60,712
		TOTAL	156,682
		Computer Services—3.8%
4,684	[1]	CACI International, Inc., Class A	236,214
757	[1]	Manhattan Associates, Inc.	45,420
3,531	[1]	Sykes Enterprises, Inc.	48,092
5,344	[1]	Synnex Corp.	173,092
778		Syntel, Inc.	46,377
5,515	[1]	Unisys Corp.	94,031
		TOTAL	643,226
		Computer Stores—0.8%
2,971	[1]	Insight Enterprises, Inc.	48,041
8,469	[1]	PC Connections, Inc.	87,146
		TOTAL	135,187
		Cosmetics & Toiletries—0.5%
1,715	[1]	Helen of Troy Ltd.	51,827
2,393	[1]	Revlon, Inc.	36,852
		TOTAL	88,679
		Crude Oil & Gas Production—1.5%
1,606		Berry Petroleum Co., Class A	61,847
5,642		Energy XXI (Bermuda) Ltd.	186,750
		TOTAL	248,597
		Defense Aerospace—1.2%
1,950	[1]	Esterline Technologies Corp.	112,691
1,700	[1]	MOOG, Inc., Class A	62,917
265		Triumph Group, Inc.	17,336
		TOTAL	192,944
		Defense Electronics—1.2%
1,805	[1]	First Solar, Inc.	43,880
10,275		Miller Industries, Inc.	157,721
		TOTAL	201,601
		Diversified Leisure—2.0%
5,494	[1]	Carmike Cinemas, Inc.	74,828
2,674	[1]	Coinstar, Inc.	125,518
1,029	[1]	Isle of Capri Casinos, Inc.	6,256
7,817	[1]	Multimedia Games Holding Company, Inc.	124,290
		TOTAL	330,892
		Education & Training Services—1.2%
5,336	[1]	Bridgepoint Education, Inc.	53,360
9,085	[1]	Corinthian Colleges, Inc.	24,802
2,844	[1]	ITT Educational Services, Inc.	61,117
1,119		Strayer Education, Inc.	64,298
		TOTAL	203,577
2

Shares
		COMMON STOCKS—continued
		Electric & Electronic Original Equipment Manufacturers—0.6%
1,929	[1]	Generac Holdings, Inc.	$65,586
1,256	[1]	General Cable Corp.	35,834
		TOTAL	101,420
		Electric Utility—0.6%
2,199		Idacorp, Inc.	98,339
		Electrical Equipment—1.4%
1,683		Belden, Inc.	60,251
5,150	[1]	EnerSys, Inc.	177,572
		TOTAL	237,823
		Electronic Components—0.3%
4,875		Methode Electronics, Inc., Class A	49,335
		Ethical Drugs—0.8%
1,349	[1]	Auxilium Pharmaceutical, Inc.	27,628
1,315	[1]	Cubist Pharmaceuticals, Inc.	56,413
3,498	[1]	PharMerica Corp.	42,746
		TOTAL	126,787
		Financial Services—4.3%
8,310		Deluxe Corp.	261,848
4,664	[1]	Global Cash Access LLC	32,881
8,258		MainSource Financial Group, Inc.	103,390
10,526		Nelnet, Inc., Class A	256,940
629	[1]	Portfolio Recovery Associates, Inc.	65,825
		TOTAL	720,884
		Food Wholesaling—0.4%
1,552		Nash Finch Co.	29,845
9,751		SUPERVALU, Inc.	30,326
		TOTAL	60,171
		Furniture—0.3%
4,571		Kimball International, Inc., Class B	54,578
		Generic Drugs—0.4%
412	[1]	Hi-Tech Pharmacal Co., Inc.	12,916
2,450	[1]	Impax Laboratories, Inc.	52,063
		TOTAL	64,979
		Health Care—1.3%
5,010	[1]	USANA, Inc.	216,131
		Home Building—0.7%
1,846		M.D.C. Holdings, Inc.	70,591
1,261	[1]	Meritage Corp.	46,632
		TOTAL	117,223
		Home Health Care—0.8%
4,016	[1]	Gentiva Health Services, Inc.	37,750
1,934	[1]	Wellcare Health Plans, Inc.	92,059
		TOTAL	129,809
		Hospitals—0.5%
7,891	[1]	Select Medical Holdings Corp.	83,566
		Hotels and Motels—1.7%
9,699		Ameristar Casinos, Inc.	177,007
2,026		Six Flags Entertainment Corp.	115,705
		TOTAL	292,712
		Household Appliances—0.8%
5,775	[1]	hhgregg, Inc.	34,881
3

Shares
		COMMON STOCKS—continued
		Household Appliances—continued
744	[1]	Middleby Corp.	$92,963
		TOTAL	127,844
		Insurance Brokerage—0.4%
1,664		AmTrust Financial Services, Inc.	40,269
5,200		Crawford & Co., Class B	28,652
		TOTAL	68,921
		Internet Services—1.1%
7,313	[1]	Overstock.com, Inc.	110,280
4,582	[1]	RealNetworks, Inc.	34,686
6,969		United Online, Inc.	37,354
		TOTAL	182,320
		Life Insurance—1.4%
6,924		American Equity Investment Life Holding Co.	79,695
2,989		Primerica, Inc.	84,469
5,868		Symetra Financial Corp.	70,123
		TOTAL	234,287
		Machine Tools—0.3%
2,328	[1]	Hurco Co., Inc.	53,497
		Machined Parts Original Equipment Manufacturers—0.6%
4,578		Titan International, Inc.	96,046
		Maritime—0.4%
1,958		TAL International Group, Inc.	66,846
		Medical Supplies—0.4%
4,691		Invacare Corp.	64,032
		Medical Technology—0.1%
962	[1]	Cynosure, Inc., Class A	25,339
		Metal Fabrication—0.5%
1,288		Mueller Industries, Inc.	56,414
2,058	[1]	NN, Inc.	17,040
211		Worthington Industries, Inc.	4,562
		TOTAL	78,016
		Miscellaneous Components—1.2%
15,110	[1]	Amkor Technology, Inc.	65,275
7,973	[1]	Qlogic Corp.	74,787
8,349	[1]	Vishay Intertechnology, Inc.	69,130
		TOTAL	209,192
		Miscellaneous Food Products—1.5%
9,882		Fresh Del Monte Produce, Inc.	248,730
		Miscellaneous Machinery—0.4%
5,734	[1]	TMS International Corp.	60,092
		Money Center Bank—0.0%
78		MidWestOne Financial Group, Inc.	1,576
		Mortgage and Title—0.4%
2,832		First American Financial Corp.	64,428
		Multi-Industry Basic—0.6%
5,144		Olin Corp.	106,687
		Multi-Industry Capital Goods—0.1%
1,816	[1]	Lydall, Inc.	23,445
		Multi-Industry Transportation—0.2%
986		Brinks Co. (The)	25,942
4

Shares
		COMMON STOCKS—continued
		Multi-Line Insurance—2.0%
3,310		Alterra Capital Holdings Ltd.	$80,863
13,890		CNO Financial Group, Inc.	133,066
3,075		FBL Financial Group, Inc., Class A	104,950
771		Tower Group, Inc.	13,894
		TOTAL	332,773
		Natural Gas Production—0.5%
10,379	[1]	VAALCO Energy, Inc.	84,796
		Office Supplies—1.0%
1,832		Ennis Business Forms, Inc.	28,030
4,626		United Stationers, Inc.	134,246
		TOTAL	162,276
		Offshore Driller—0.1%
3,142	[1]	Newpark Resources, Inc.	21,334
		Oil Gas & Consumable Fuels—0.4%
1,639	[1]	SemGroup Corp.	63,331
		Oil Refiner—3.4%
6,872		Alon USA Energy, Inc.	90,229
9,501		Delek US Holdings, Inc.	244,651
9,642		Western Refining, Inc.	239,797
		TOTAL	574,677
		Oil Service, Explore & Drill—1.5%
11,630	[1]	Helix Energy Solutions Group, Inc.	201,083
13,337	[1]	Parker Drilling Co.	57,749
		TOTAL	258,832
		Other Steel Producer—0.0%
48	[1]	Northwest Pipe Co.	1,103
		Other Tobacco Products—0.8%
3,180		Schweitzer-Mauduit International, Inc.	111,395
325		Universal Corp.	16,107
		TOTAL	127,502
		Packaged Foods—1.6%
11,191	[1]	Chiquita Brands International	80,687
8,178	[1]	Dole Food Co., Inc.	102,961
677		Lancaster Colony Corp.	49,272
2,584	[1]	Sanfilippo (John B. & Sons), Inc.	43,463
		TOTAL	276,383
		Paint & Related Materials—0.0%
2,288	[1]	Ferro Corp.	6,017
		Paper Products—2.3%
17,407	[1]	Boise, Inc.	146,045
2,908		Buckeye Technologies, Inc.	76,190
6,198		Neenah Paper, Inc.	160,528
		TOTAL	382,763
		Personal Loans—1.7%
4,976		Cash America International, Inc.	194,512
485	[1]	Credit Acceptance Corp.	39,600
725	[1]	World Acceptance Corp.	48,401
		TOTAL	282,513
		Personnel Agency—0.7%
628		Barrett Business Services, Inc.	18,733
5

Shares
		COMMON STOCKS—continued
		Personnel Agency—continued
7,535		Kelly Services, Inc., Class A	$100,140
		TOTAL	118,873
		Photography—1.2%
3,250	[1]	AEP Industries, Inc.	207,772
		Plastic—0.1%
610		Schulman (A.), Inc.	15,653
		Printed Circuit Boards—1.0%
4,567	[1]	Sanmina-SCI Corp.	40,601
11,747	[1]	Sigma Designs, Inc.	69,777
6,540	[1]	TTM Technologies	58,860
		TOTAL	169,238
		Printing—1.5%
1,417	[1]	Consolidated Graphics, Inc.	41,816
2,394		Quad Graphics, Inc.	43,882
6,383	[1]	Valassis Communications, Inc.	166,085
		TOTAL	251,783
		Professional Services—0.7%
4,396	[1]	FTI Consulting, Inc.	114,120
		Property Liability Insurance—1.6%
116	[1]	American Safety Insurance Holdings, Ltd.	1,956
5,930		Meadowbrook Insurance Group, Inc.	33,327
1,374		Platinum Underwriters Holdings Ltd.	61,006
1,854		ProAssurance Corp.	165,747
		TOTAL	262,036
		Psychiatric Centers—0.4%
1,407	[1]	Magellan Health Services, Inc.	70,561
		Railroad—0.2%
2,221	[1]	Greenbrier Cos., Inc.	38,668
		Recreational Goods—0.8%
14,257	[1]	Smith & Wesson Holding Corp.	136,867
		Regional Banks—5.1%
3,174		Enterprise Financial Services Corp.	44,436
3,399		Financial Institutions, Inc.	64,717
15,040	[1]	First BanCorp	63,770
5,270		First Merchants Corp.	77,522
11,012	[1]	Hanmi Financial Corp.	136,659
3,863		Heartland Financial USA, Inc.	110,868
2,124		Peoples Bancorp, Inc.	45,241
3,270		Republic Bancorp, Inc.	70,697
6,640	[1]	Taylor Capital Group, Inc.	124,035
18,457	[1]	Wilshire Bancorp, Inc.	120,155
		TOTAL	858,100
		Rental & Leasing Services—1.1%
5,677		Rent-A-Center, Inc.	189,214
		Resorts—0.3%
1,007		Vail Resorts, Inc.	57,177
		Restaurant—0.5%
2,463		CEC Entertainment, Inc.	76,353
		Roofing & Wallboard—0.3%
2,050	[1]	USG Corp.	54,756
6

Shares
		COMMON STOCKS—continued
		Rubber—1.4%
11,582		Cooper Tire & Rubber Co.	$233,146
		Savings & Loan—2.4%
8,749		Banner Corp.	253,634
5,714		Flagstar Bancorp, Inc.	78,853
5,248		Provident Financial Holdings, Inc.	77,513
		TOTAL	410,000
		Semiconductor Manufacturing—1.4%
2,143	[1]	Cirrus Logic, Inc.	87,349
8,394	[1]	Entropic Communications, Inc.	40,375
2,880	[1]	Omnivision Technologies, Inc.	41,184
5,751	[1]	Spansion, Inc.	63,778
		TOTAL	232,686
		Semiconductor Manufacturing Equipment—0.7%
7,153	[1]	Mentor Graphics Corp.	111,015
		Semiconductors & Semiconductor Equipment—0.3%
1,409	[1]	Cavium Networks, Inc.	46,751
		Services to Medical Professionals—0.3%
1,058	[1]	Advisory Board Co.	50,255
		Shoes—0.4%
4,817	[1]	CROCs, Inc.	60,694
		Silver Production—0.2%
1,359	[1]	Coeur d'Alene Mines Corp.	42,007
		Software Packaged/Custom—2.3%
4,319	[1]	CSG Systems International, Inc.	89,014
2,630	[1]	ePlus, Inc.	94,075
4,868		ManTech International Corp., Class A	111,818
1,817	[1]	Verint Systems, Inc.	49,550
3,405	[1]	Websense, Inc.	45,014
		TOTAL	389,471
		Specialty Chemicals—2.0%
9,877	[1]	Chemtura Corp.	157,340
2,409		Koppers Holdings, Inc.	86,001
2,121	[1]	LSB Industries, Inc.	85,413
308	[1]	Omnova Solutions, Inc.	2,415
		TOTAL	331,169
		Specialty Retailing—2.2%
2,573	[1]	Asbury Automotive Group, Inc.	81,616
1,421		GNC Acquisition Holdings, Inc.	54,950
862	[1]	Lumber Liquidators, Inc.	48,117
3,820		Natures Sunshine Products, Inc.	65,666
6,390		Officemax, Inc.	46,966
3,317		Sonic Automotive, Inc.	64,350
204	[1]	Vitamin Shoppe Industries, Inc.	11,677
		TOTAL	373,342
		Telecommunication Equipment & Services—1.2%
3,381	[1]	Anixter International, Inc.	198,194
		Telephone Utility—0.8%
4,613	[1]	Hawaiian Telcom Holdco, Inc.	78,744
21,665	[1]	Vonage Holdings Corp.	49,179
		TOTAL	127,923
7

Shares
		COMMON STOCKS—continued
		Textiles Apparel & Luxury Goods—0.2%
2,895		The Jones Group, Inc.	$34,190
		Toys & Games—0.1%
2,820	[1]	Leapfrog Enterprises, Inc.	24,929
		Transportation - Services—0.3%
859		Bristow Group, Inc.	42,881
		Trucking—1.4%
3,033	[1]	Old Dominion Freight Lines, Inc.	101,727
3,938	[1]	Saia, Inc.	88,999
4,565	[1]	Swift Transportation Co.	44,508
		TOTAL	235,234
		TOTAL COMMON STOCKS (IDENTIFIED COST $15,750,760)	16,573,630
		MUTUAL FUND—1.3%
221,734	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.16% (AT NET ASSET VALUE)	221,734
		TOTAL INVESTMENTS—100.2% (IDENTIFIED COST $15,972,494)[4]	16,795,364
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[5]	(41,165)
		TOTAL NET ASSETS—100%	$16,754,199
1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	At October 31, 2012, the cost of investments for federal tax purposes was $15,972,494. The net unrealized appreciation of investments for federal tax purposes was $822,870. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,655,101 and net unrealized depreciation from investments for those securities having an excess of cost over value of $832,231.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2012.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic
8

reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees. The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2012, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
9
Federated MDT Small Cap Growth Fund
Portfolio of Investments
October 31, 2012 (unaudited)
Shares			Value
		COMMON STOCKS—98.6%
		Airline - Regional—1.4%
20,369	[1]	Alaska Air Group, Inc.	$778,911
		Apparel—7.6%
30,764	[1]	Ann, Inc.	1,081,662
9,405		Columbia Sportswear Co.	530,442
23,053	[1]	Express, Inc.	256,580
5,307	[1]	Maidenform Brands, Inc.	99,294
4,132		Oxford Industries, Inc.	229,243
8,566		True Religion Apparel, Inc.	219,718
22,559	[1]	Warnaco Group, Inc.	1,592,214
6,669	[1]	Zumiez, Inc.	168,793
		TOTAL	4,177,946
		Auto Original Equipment Manufacturers—2.6%
44,641		Dana Holding Corp.	587,476
13,665	[1]	Meritor, Inc.	60,399
26,173	[1]	Tenneco Automotive, Inc.	799,585
		TOTAL	1,447,460
		Baking—0.3%
5,643		Snyders-Lance, Inc.	142,994
		Biotechnology—1.2%
5,749	[1]	Pharmacyclics, Inc.	351,091
12,787		Questcor Pharmaceuticals, Inc.	325,813
		TOTAL	676,904
		Building Materials—0.2%
1,319		Watsco, Inc.	90,154
		Carpets—0.2%
7,821		Interface, Inc.	111,918
		Cement—0.6%
5,730		Eagle Materials, Inc.	303,518
		Clothing Stores—3.0%
26,887	[1]	Aeropostale, Inc.	321,300
3,308		Cato Corp., Class A	93,881
7,598	[1]	Children's Place Retail Stores, Inc.	443,951
11,022	[1]	Jos A. Bank Clothiers, Inc.	515,719
8,262	[1]	Rue21, Inc.	248,769
		TOTAL	1,623,620
		Commodity Chemicals—0.5%
4,461		Georgia Gulf Corp.	157,875
1,504		Stepan Co.	144,083
		TOTAL	301,958
		Computer Peripherals—0.5%
10,234	[1]	Silicon Graphics, Inc.	79,006
8,217	[1]	Synaptics, Inc.	190,306
		TOTAL	269,312
		Computer Services—1.8%
12,755		Fair Isaac & Co., Inc.	594,383
2,023		Syntel, Inc.	120,591
1

Shares			Value
		COMMON STOCKS—continued
		Computer Services—continued
14,941	[1]	Unisys Corp.	$254,744
		TOTAL	969,718
		Computer Stores—0.2%
6,322	[1]	Insight Enterprises, Inc.	102,227
		Consumer Goods—1.0%
13,022		Pool Corp.	548,487
		Consumer Services—0.3%
8,819		Hillenbrand, Inc.	180,525
		Cosmetics & Toiletries—2.5%
5,381	[1]	Elizabeth Arden, Inc.	253,875
16,427	[1]	Revlon, Inc.	252,976
36,734	[1]	Sally Beauty Holdings, Inc.	884,555
		TOTAL	1,391,406
		Crude Oil & Gas Production—3.1%
28,044		Energy XXI (Bermuda) Ltd.	928,256
18,044	[1]	Stone Energy Corp.	425,658
19,484		W&T Offshore, Inc.	330,254
		TOTAL	1,684,168
		Defense Aerospace—1.0%
5,600		Kaman Corp., Class A	208,320
7,896	[1]	Orbital Sciences Corp.	105,806
3,300	[1]	Teledyne Technologies, Inc.	211,299
		TOTAL	525,425
		Department Stores—0.5%
27,056	[1]	Saks, Inc.	278,136
		Diversified Leisure—1.4%
16,879	[1]	Coinstar, Inc.	792,300
		Education & Training Services—1.4%
1,560	[1]	American Public Education, Inc.	56,831
10,886	[1]	Bridgepoint Education, Inc.	108,860
5,528	[1]	Capella Education Co.	172,584
7,507	[1]	Grand Canyon Education, Inc.	163,352
4,512		Strayer Education, Inc.	259,260
		TOTAL	760,887
		Electrical Equipment—1.5%
14,770		Belden, Inc.	528,766
5,540	[1]	EnerSys, Inc.	191,019
6,330	[1]	Rofin-Sinar Technologies, Inc.	115,269
		TOTAL	835,054
		Electronic Instruments—0.2%
4,989	[1]	iRobot Corp.	89,652
		Electronic Test/Measuring Equipment—0.6%
6,434		MTS Systems Corp.	324,338
		Ethical Drugs—0.4%
5,598	[1]	Cubist Pharmaceuticals, Inc.	240,154
		Financial Services—1.0%
12,068		Deluxe Corp.	380,263
1,729	[1]	Portfolio Recovery Associates, Inc.	180,940
		TOTAL	561,203
2

Shares			Value
		COMMON STOCKS—continued
		Furniture—1.1%
5,283		Ethan Allen Interiors, Inc.	$155,373
15,814	[1]	Select Comfort Corp.	440,104
		TOTAL	595,477
		Generic Drugs—0.1%
2,202	[1]	Impax Laboratories, Inc.	46,792
		Grocery Chain—2.4%
13,050		Casey's General Stores, Inc.	672,728
17,427		Harris Teeter Supermarkets Inc.	652,641
		TOTAL	1,325,369
		Home Health Care—1.4%
15,853	[1]	Wellcare Health Plans, Inc.	754,603
		Home Products—2.9%
10,762		Spectrum Brands Holdings, Inc.	489,563
18,249		Tupperware Brands Corp.	1,078,516
		TOTAL	1,568,079
		Hotels and Motels—0.8%
5,848		Ameristar Casinos, Inc.	106,726
5,940		Six Flags Entertainment Corp.	339,233
		TOTAL	445,959
		Household Appliances—0.4%
1,784	[1]	Middleby Corp.	222,911
		Industrial Machinery—0.7%
4,145		Tennant Co.	155,106
5,813		Watts Industries, Inc., Class A	233,857
		TOTAL	388,963
		Internet Services—0.2%
6,561	[1]	Travelzoo, Inc.	117,114
		Machined Parts Original Equipment Manufacturers—1.5%
15,278		Applied Industrial Technologies, Inc.	620,134
10,926		Titan International, Inc.	229,227
		TOTAL	849,361
		Mail Order—2.0%
20,670		HSN, Inc.	1,075,253
		Maritime—0.5%
7,424		TAL International Group, Inc.	253,455
		Medical Supplies—2.8%
2,960	[1]	Orthofix International NV	117,394
24,300		Owens & Minor, Inc.	691,821
19,577		Steris Corp.	697,137
		TOTAL	1,506,352
		Medical Technology—0.9%
2,875	[1]	Arthrocare Corp.	86,480
7,941	[1]	Integra Lifesciences Corp.	303,743
5,351	[1]	MedAssets, Inc.	94,873
		TOTAL	485,096
		Metal Fabrication—1.8%
12,002		Barnes Group, Inc.	274,606
33,538		Worthington Industries, Inc.	725,091
		TOTAL	999,697
3

Shares			Value
		COMMON STOCKS—continued
		Miscellaneous Communications—0.2%
17,232	[1]	Leap Wireless International, Inc.	$92,019
		Miscellaneous Components—0.6%
12,410	[1]	TriMas Corp.	311,243
		Miscellaneous Metals—0.5%
1,543		AMCOL International Corp.	48,728
1,298		Materion Corp	27,193
6,365		Matthews International Corp., Class A	183,121
		TOTAL	259,042
		Multi-Industry Basic—0.1%
3,814		Olin Corp.	79,102
		Multi-Industry Capital Goods—2.3%
19,314		Acuity Brands, Inc.	1,249,616
		Multi-Industry Transportation—1.2%
15,589		Brinks Co. (The)	410,146
7,183	[1]	Hub Group, Inc.	222,745
		TOTAL	632,891
		Office Furniture—1.6%
11,040		HNI Corp.	303,821
23,535		Knoll, Inc.	338,668
11,835		Miller Herman, Inc.	229,481
		TOTAL	871,970
		Office Supplies—0.6%
11,631		United Stationers, Inc.	337,532
		Oil Refiner—1.3%
28,650		Western Refining, Inc.	712,525
		Oil Service, Explore & Drill—0.5%
12,820	[1]	C&J Energy Services, Inc.	248,452
		Other Communications Equipment—0.3%
4,424	[1]	Netgear, Inc.	157,096
		Packaged Foods—2.2%
2,826	[1]	Annie's, Inc.	111,627
3,802	[1]	Hain Celestial Group, Inc.	219,756
16,579	[1]	United Natural Foods, Inc.	882,666
		TOTAL	1,214,049
		Paint & Related Materials—0.0%
7,299	[1]	Ferro Corp.	19,196
		Personal & Household—1.7%
20,100		Nu Skin Enterprises, Inc., Class A	951,333
		Personal Loans—0.6%
8,577		Cash America International, Inc.	335,275
		Personnel Agency—0.2%
6,592	[1]	TrueBlue, Inc.	86,026
		Photo-Optical Component-Equipment—0.2%
2,997	[1]	Coherent, Inc.	136,813
		Plastic—0.3%
8,421		Polyone Corp.	159,410
		Printing—1.1%
3,401	[1]	Consolidated Graphics, Inc.	100,363
18,280	[1]	Valassis Communications, Inc.	475,646
		TOTAL	576,009
4

Shares			Value
		COMMON STOCKS—continued
		Recreational Goods—0.6%
6,918		Sturm Ruger & Co., Inc.	$326,737
		Recreational Vehicles—1.1%
24,782		Brunswick Corp.	584,607
		Resorts—0.1%
1,441		Vail Resorts, Inc.	81,820
		Restaurants—2.4%
5,605		CEC Entertainment, Inc.	173,755
8,876		Cracker Barrel Old Country Store, Inc.	564,958
4,929	[1]	DineEquity, Inc.	309,048
4,126	[1]	Jack in the Box, Inc.	107,317
4,316	[1]	Red Robin Gourmet Burgers	144,154
		TOTAL	1,299,232
		Roofing & Wallboard—0.7%
6,847	[1]	Beacon Roofing Supply, Inc.	221,432
6,673	[1]	USG Corp.	178,236
		TOTAL	399,668
		Rubber—0.5%
14,191		Cooper Tire & Rubber Co.	285,665
		Semiconductor Manufacturing—0.9%
11,172	[1]	Cirrus Logic, Inc.	455,371
13,710	[1]	Triquint Semiconductor, Inc.	64,437
		TOTAL	519,808
		Semiconductor Manufacturing Equipment—0.5%
18,799		Brooks Automation, Inc.	135,729
8,517	[1]	Mentor Graphics Corp.	132,184
		TOTAL	267,913
		Semiconductors & Semiconductor Equipment—0.3%
5,658	[1]	Cavium Networks, Inc.	187,732
		Services to Medical Professionals—3.5%
2,292	[1]	Advisory Board Co.	108,870
18,817	[1]	Centene Corp.	714,670
17,033	[1]	Molina Healthcare, Inc.	427,017
12,267	[1]	PSS World Medical, Inc.	351,082
11,674	1	Team Health Holdings, Inc.	310,645
		TOTAL	1,912,284
		Shoes—1.5%
42,221	[1]	CROCs, Inc.	531,985
5,320	[1]	Genesco, Inc.	304,836
		TOTAL	836,821
		Silver Production—0.2%
3,118	[1]	Coeur d'Alene Mines Corp.	96,377
		Software Packaged/Custom—3.9%
6,396	[1]	Acxiom Corp.	116,727
3,116	[1]	BroadSoft, Inc.	119,094
5,050	[1]	Constant Contact, Inc.	62,317
4,479	[1]	MicroStrategy, Inc., Class A	423,131
32,107	[1]	Parametric Technology Corp.	647,919
18,630	[1]	Progress Software Corp.	367,384
6,597	[1]	Verint Systems, Inc.	179,900
18,482	[1]	Websense, Inc.	244,332
		TOTAL	2,160,804
5

Shares			Value
		COMMON STOCKS—continued
		Specialty Chemicals—2.4%
4,033		Chemed Corp.	$271,219
15,934	[1]	Chemtura Corp.	253,828
3,289	[1]	Kraton Performance Polymers, Inc.	71,766
1,638		Quaker Chemical Corp.	86,798
13,351		Rockwood Holdings, Inc.	612,811
		TOTAL	1,296,422
		Specialty Retailing—6.1%
2,114		Aaron's, Inc.	65,175
61,584	[1]	Ascena Retail Group, Inc.	1,219,363
3,737	[1]	Cabela's, Inc., Class A	167,455
10,402		Finish Line, Inc., Class A	216,414
13,960		GNC Acquisition Holdings, Inc.	539,833
3,445	[1]	Kirkland's, Inc.	33,037
5,851	[1]	Lumber Liquidators, Inc.	326,603
22,119		Penske Automotive Group, Inc.	676,841
3,739		Pier 1 Imports, Inc.	76,276
		TOTAL	3,320,997
		Surveillance-Detection—0.5%
6,593		Mine Safety Appliances Co.	254,490
		Telecommunication Equipment & Services—3.0%
18,776		Adtran, Inc.	317,127
16,231	[1]	Anixter International, Inc.	951,461
29,046	[1]	CIENA Corp.	360,461
		TOTAL	1,629,049
		Trucking—0.4%
5,838	[1]	Old Dominion Freight Lines, Inc.	195,807
		TOTAL COMMON STOCKS (IDENTIFIED COST $49,007,420)	53,928,688
		MUTUAL FUND—1.6%
880,353	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.16% (AT NET ASSET VALUE)	880,353
		TOTAL INVESTMENTS—100.2% (IDENTIFIED COST $49,887,773)[4]	54,809,041
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[5]	(120,359)
		TOTAL NET ASSETS—100%	$54,688,682
1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	At October 31, 2012, the cost of investments for federal tax purposes was $49,887,773. The net unrealized appreciation of investments for federal tax purposes was $4,921,268. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,626,046 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,704,778.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2012.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
6

■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees. The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2012, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
7

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated MDT Series

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date December 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date December 21, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date December 21, 2012